  As filed with the Securities and Exchange Commission on April 10, 2002.

                                                              File No. 333-50280
                                                                    811-03072-03

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                          POST-EFFECTIVE AMENDMENT NO. 2
                                 TO THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account VL I

B.   Name of depositor: Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Company
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2002 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on __________, 2002 pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

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This prospectus describes information you should know before you purchase the Stag Accumulator Variable Universal Life insurance policy. Please read it carefully.

Stag Accumulator Variable Universal Life is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
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The following Sub-Accounts are available under the policy:

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- HARTFORD ADVISERS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.


- HARTFORD GLOBAL ADVISERS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund, Inc.


- HARTFORD GLOBAL LEADERS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD MIDCAP FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund, Inc.

- HARTFORD MONEY MARKET FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALL COMPANY FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

- PUTNAM VT ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust

- PUTNAM VT DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM VT GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM VT GLOBAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust

- PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM VT HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM VT HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM VT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM VT INTERNATIONAL GROWTH SUB-ACCOUNT hich purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM VT INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases
  Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases
  Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM VT INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM VT MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM VT NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM VT OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM VT UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VT VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VT VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust

- FIDELITY VIP II ASSET MANAGER-SM- PORTFOLIO SUB-ACCOUNT which purchases Initial Class shares of Fidelity VIP II Asset Manager Portfolio

- FIDELITY VIP EQUITY-INCOME PORTFOLIO SUB-ACCOUNT which purchases Initial Class shares of Fidelity VIP Equity-Income Portfolio

- FIDELITY VIP OVERSEAS PORTFOLIO SUB-ACCOUNT which purchases Initial Class shares of Fidelity VIP Overseas Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
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PROSPECTUS DATED: MAY 1, 2002.

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
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FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                          8
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 8
----------------------------------------------------------------------
  Separate Account VL I                                           8
----------------------------------------------------------------------
  The Funds                                                       8
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  The Fixed Account                                              11
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           11
----------------------------------------------------------------------
  Deductions from Premium                                        11
----------------------------------------------------------------------
  Deductions from Account Value                                  11
----------------------------------------------------------------------
  Charges for the Funds                                          12
----------------------------------------------------------------------
  Your Policy                                                    13
----------------------------------------------------------------------
  Contract Rights                                                13
----------------------------------------------------------------------
  Contract Limitations                                           13
----------------------------------------------------------------------
  Changes to Contract or Separate Account                        14
----------------------------------------------------------------------
  Other Benefits                                                 14
----------------------------------------------------------------------
  Class of Purchasers                                            15
----------------------------------------------------------------------
  Premiums                                                       15
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 17
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              18
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          19
----------------------------------------------------------------------
TAXES                                                            20
----------------------------------------------------------------------
  General                                                        20
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  20
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  Income Taxation of Policy Benefits -- Generally                20
----------------------------------------------------------------------
  Modified Endowment Contracts                                   20
----------------------------------------------------------------------
  Estate Gift, and Generation-Skipping Transfer Taxes            21
----------------------------------------------------------------------
  Diversification Requirements                                   21
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                22
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        22
----------------------------------------------------------------------
  Life Insurance Purchased for Use in Split Dollar
   Arrangements                                                  22
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 23
----------------------------------------------------------------------
  Non-Individual Ownership of Policies                           23
----------------------------------------------------------------------
  Life Insurance Purchases by Non-resident Aliens and
   Foreign Corporations                                          23
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
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                                                                PAGE
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LEGAL PROCEEDINGS                                                23
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        24
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              25
----------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy.


 - Return of Premium Option: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.


The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy-Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Taxes."

6                                                HARTFORD LIFE INSURANCE COMPANY
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FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Front-end Sales Load    When you pay premium.                Policy Years           Amount
                                                                All                    6.0%
Tax Charge on Premium   When you pay premium.                A percent of premium which varies
Payments                                                     by your state and municipality of
                                                             residence. The range of tax charge
                                                             is generally between 0% and 4%.
                                                             This rate will change if your state
                                                             or municipality changes its tax
                                                             charges. It may change if you
                                                             change your state or municipality
                                                             of residence.
Surrender Charge        When you surrender your policy.      The Surrender Charge varies based
                        When you make certain Face Amount    on the Insured's age, sex, and
                        decreases.                           insurance class on the date of
                        When you take certain withdrawals.   issue. The initial charge will be
                                                             at least $3.00 per 1,000 of the
                                                             initial face amount but will not
                                                             exceed $45.00 per 1,000 of initial
                                                             face amount.
Face Amount Increase    Each month for 12 months beginning   The rate is a per $1,000 amount
Fee                     on the effective date of any         that varies by attained age of the
                        unscheduled increase in Face Amount  Insured. The monthly fee will be at
                        you request.                         least $.17 per 1,000 of increase
                                                             but will not exceed $.50 per 1,000
                                                             of increase.
Transfer Fees           When you make a transfer after the   $25 per transfer.
                        first transfer in any month.
Withdrawal Charge       When you take a withdrawal.          $10 per withdrawal.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
Front-end Sales Load                     All
Tax Charge on Premium                    All
Payments
Surrender Charge        Policies surrendered during the first
                        nine policy years.
                        Policies where the Face Amount is
                        reduced below the initial Face Amount
                        during the first nine policy years.
Face Amount Increase    Policies where the owner has made an
Fee                     unscheduled increase.
Transfer Fees           Those policies with more than one
                        transfer per month.
Withdrawal Charge       Those policies where the owner has
                        made a withdrawal.

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             The charge is the maximum cost of
Charges                                                      insurance rate times the net amount
                                                             at risk. Maximum cost of insurance
                                                             rates are individualized, depending
                                                             on issue age, sex, insurance class,
                                                             Initial Face Amount, substandard
                                                             rating, and age of policy. The
                                                             maximum monthly coi's for unrated
                                                             individuals ranges from a minimum
                                                             $.0567 per 1,000 per month to a
                                                             maximum of $83.333 per 1,000 per
                                                             month.
Mortality and Expense   Monthly.                             (a) Per the Sub-Account accumulated
Risk Charge (which is                                        value:
the sum of both (a)                                          - 1/12 of 0.80% per month for
and (b)).                                                    policy years 1-10.
                                                             - 1/12 of 0.50% per month for
                                                             policy years 11-20, and
                                                             - 0.00% per month for policy years
                                                               after the 20th policy year, and
                                                             (b) Per $1000 of initial Face
                                                             Amount during the first 5 policy
                                                             years:
                                                             - individualized based on insured's
                                                             initial Face Amount, issue age,
                                                               Death Benefit Option, sex, and
                                                               insurance class.
                                                             The monthly charge will be at least
                                                             $.1667 per 1,000 of initial face
                                                             amount but will not exceed $2.00
                                                             per 1,000 of initial face amount.
Administrative Charge   Monthly.                                             $10
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge (which is
the sum of both (a)
and (b)).
Administrative Charge                    All
Rider Charges           Only those policies with benefits
                        provided by rider.

HARTFORD LIFE INSURANCE COMPANY                                                7
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The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 2001. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



ANNUAL FUND OPERATING EXPENSES



                                                                              12B-1 DISTRIBUTION              TOTAL FUND
                                                                                    AND/OR          OTHER     OPERATING
                                                            MANAGEMENT FEES     SERVICING FEES     EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                                0.66%               0.25%           0.04%       0.95%
------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund                  0.80%               0.25%           0.03%       1.08%
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American Funds Growth Fund                                       0.37%               0.25%           0.01%       0.63%
------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                                0.33%               0.25%           0.02%       0.60%
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Hartford Advisers HLS Fund                                       0.63%                N/A            0.03%       0.66%
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Hartford Bond HLS Fund                                           0.48%                N/A            0.03%       0.51%
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Hartford Capital Appreciation HLS Fund                           0.63%                N/A            0.05%       0.68%
------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                            0.65%                N/A            0.03%       0.68%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                                0.76%                N/A            0.10%       0.86%
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Hartford Global Leaders HLS Fund                                 0.74%                N/A            0.07%       0.81%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                              0.85%                N/A            0.04%       0.89%
------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                              0.75%                N/A            0.04%       0.79%
------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                          0.40%                N/A            0.03%       0.43%
------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                    0.70%                N/A            0.11%       0.81%
------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                         0.67%                N/A            0.03%       0.70%
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Hartford Money Market HLS Fund                                   0.45%                N/A            0.03%       0.48%
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Hartford Mortgage Securities HLS Fund                            0.45%                N/A            0.03%       0.48%
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Hartford Small Company HLS Fund                                  0.72%                N/A            0.04%       0.76%
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Hartford Stock HLS Fund                                          0.46%                N/A            0.03%       0.49%
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Putnam VT Asia Pacific Growth Fund                               0.80%                N/A            0.33%       1.13%
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Putnam VT Diversified Income Fund                                0.68%                N/A            0.11%       0.79%
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Putnam VT The George Putnam Fund of Boston                       0.65%                N/A            0.11%       0.76%
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Putnam VT Global Asset Allocation Fund                           0.67%                N/A            0.17%       0.84%
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Putnam VT Global Growth Fund                                     0.71%                N/A            0.11%       0.82%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                 0.46%                N/A            0.05%       0.51%
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Putnam VT Health Sciences Fund                                   0.70%                N/A            0.09%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                        0.67%                N/A            0.09%       0.76%
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Putnam VT Income Fund                                            0.60%                N/A            0.08%       0.68%
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Putnam VT International Growth Fund                              0.76%                N/A            0.18%       0.94%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                   0.80%                N/A            0.18%       0.98%
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Putnam VT International New Opportunities Fund                   1.00%                N/A            0.24%       1.24%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                         0.60%                N/A            0.06%       0.66%
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Putnam VT Money Market Fund                                      0.40%                N/A            0.05%       0.45%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                 0.54%                N/A            0.05%       0.59%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                         0.70%                N/A            0.09%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                             0.70%                N/A            0.15%       0.85%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                       0.66%                N/A            0.07%       0.73%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                             0.61%                N/A            0.06%       0.67%
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Putnam VT Voyager Fund                                           0.53%                N/A            0.04%       0.57%
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Fidelity VIP II Asset Manager SM Portfolio                       0.53%                N/A            0.11%       0.64%
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Fidelity VIP Equity-Income Portfolio (1)                         0.48%                N/A            0.10%       0.58%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1)                              0.73%                N/A            0.19%       0.92%
------------------------------------------------------------------------------------------------------------------------



(1) Actual Total Fund Operating Expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

8                                                HARTFORD LIFE INSURANCE COMPANY
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY


Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              9/26/01         A+      Financial strength
--------------------------------------------------------------------------------
                                                    Financial security
 Standard & Poor's          9/20/01        AA       characteristics
--------------------------------------------------------------------------------
 Fitch                      9/21/01        AA+      Claims paying ability
--------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Policy. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL I was established on September 18, 1992 under the laws of Connecticut.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:


AMERICAN FUNDS Global Growth Fund -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.



HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD LIFE INSURANCE COMPANY                                                9
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HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management. xxxxx



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 85% of its net assets in common stocks of Asian or Pacific Basin companies.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Investment Management, LLC ("Putnam Management") believes is consistent with preservation of capital. The fund seeks its goal by investing in multi-sector bonds.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of value stocks and bonds which produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund seeks its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies worldwide with a focus on growth stocks.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks of U.S. companies in the health sciences industries with a focus on growth stocks.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund seeks its goal by investing at least 80% in U.S. corporate rated below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund seeks its goal by investing at least 80% in U.S. corporate bonds and governments worldwide that are either investment-grade or below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on value stocks.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on growth stocks.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks traded in the over-the-counter "OTC" market and common stocks of "emerging growth" companies listed on securities exchanges.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by

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investing at least 80% of its net assets in a combination of bonds and U.S. value stocks of companies in the utilities industries, with a significant focus on value stocks.



PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.


FIDELITY VIP II ASSET MANAGER-SM- PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

In addition, the fund may invest in all varieties of fixed income securities including, lower-quality debt securities maturing in more than one year. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.


FMR normally invests at least 30% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.


FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

INVESTMENT ADVISERS -- American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

HARTFORD LIFE INSURANCE COMPANY                                               11
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MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

CHARGES AND DEDUCTIONS
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DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 4.0%. The maximum sales load is 6.0%.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- the charges for additional benefits provided by rider, if any.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the policy specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each

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Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative charge is $7.50. The maximum administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.


During the first 10 years, the current accumulated value mortality and expense risk rate is 1/12 of 0.65% per month. The maximum rate during the first 10 years is 0.80% per month. For years 11-20, the current rate is 1/12 of 0.35% per month. The maximum rate during years 11-20 is 1/12 of 0.50% per month. Thereafter, the current rate is 0.00% per month. The maximum rate after 20 years is 0.00% per month.


During the first 5 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on the Insured's initial Face Amount, issue age, Death Benefit Option, sex, and insurance class. The charge is on the policy specification pages of the contract. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the Insured. The monthly increase per 1,000 is on the policy specification pages of the contract.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the policy specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on the date of issue. The surrender charges by policy year are on the policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

HARTFORD LIFE INSURANCE COMPANY                                               13
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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.


LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.



Effective November 15, 2001, Hartford introduced a new procedure for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:



- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.



- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



We will apply the new procedure to your policy during the period starting November 15, 2001 through the anniversary of your next policy date, and then during each policy year thereafter.



ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;

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- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.



After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.



None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market HLS Fund Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured remains totally disabled. The charge for this rider will continue to be deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.

- TERM INSURANCE RIDER -- We will pay the life insurance benefit upon receipt of proof of death of the insured. You can add the Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Term Insurance Rider is not covered by your policy's No-Lapse Guarantee.

- ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured.

HARTFORD LIFE INSURANCE COMPANY                                               15
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- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled. Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option.

FIRST OPTION -- Interest Income

Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance;

- any loans will continue to accrue interest and become part of Indebtedness;

- no future Monthly Deduction Amounts will be deducted; and

- no further premium payments will be accepted.

All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

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PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payments will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market HLS Fund Sub-Account on the later of the policy date or the date we receive the initial premium payment. We will then allocate the value in the Hartford Money Market HLS Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

HARTFORD LIFE INSURANCE COMPANY                                               17
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A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
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DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value.


- Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.


OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                   A           B
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 Face Amount                    $100,000    $100,000
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 Account Value                    46,500      34,000
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 Specified Percentage               250%        250%
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 Death Benefit Option              Level       Level
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In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount of your policy. We deduct the fee each month for twelve

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months after the increase. The fee is a per $1,000 amount that varies by the attained age of the insured.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

HARTFORD LIFE INSURANCE COMPANY                                               19
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CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.


INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.


POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
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        1-10                 All                2%
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    11 and later          Preferred             0%
                        Non-Preferred         0.25%
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LAPSE AND REINSTATEMENT
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LAPSE AND GRACE PERIOD -- During the first three policy years, your policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the fourth policy year and thereafter, your policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premium that will be required to continue the policy in force. The premium required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the date the Policy Grace period began. If the No-Lapse Guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the death benefit option will become level, any policy riders will terminate and any future unscheduled increases are cancelled. If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the No-Lapse Guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative No-Lapse Guarantee Premium.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee will be deemed to be in default as of that Monthly Activity Date and the No-Lapse Guarantee Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the No-Lapse Guarantee.

The No-Lapse Guarantee will be removed from the policy at the end of the No-Lapse Guarantee Grace Period if we have not received the amount of premium required to continue such guarantee.

NO-LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

- the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The No-Lapse Guarantee is available to insureds aged 16 to 79.

The length of the No-Lapse Guarantee Period is the lesser of 5 years and to age
80. The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Death Benefit will equal the current Face Amount; and

- any future scheduled Increases in the Face Amount will be canceled.

As long as the policy remains in default and the No-Lapse Guarantee is available, the No-Lapse Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

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- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

- the Cash Value at the time of policy termination; plus

- net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

TAXES
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Premiums -- Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY
BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Provision allows a policy owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the policy is extended, Hartford believes that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC.

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules,

HARTFORD LIFE INSURANCE COMPANY                                               21
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unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.


ESTATE GIFT, AND GENERATION-SKIPPING
TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the death proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the Insured owned the policy. If the policy owner was not the Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



ECONOMIC GROWTH AND TAX RELIEF
RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

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In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.



Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.



For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.



Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.


FEDERAL INCOME TAX WITHHOLDING


If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.


NON-INDIVIDUAL OWNERSHIP OF POLICIES


In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.


LIFE INSURANCE PURCHASES BY
NON-RESIDENT ALIENS AND FOREIGN
CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party.

24                                               HARTFORD LIFE INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company.

YOU, YOUR: the owner of the policy.

HARTFORD LIFE INSURANCE COMPANY                                               25
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL I


DATE OF PROSPECTUS: MAY 1, 2002.
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002.

2                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           6
----------------------------------------------------------------------
EXPERTS                                                            6
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       6
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               7
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY


HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by the Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:


                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Michael B. Cefole      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Patrice Kelly-Ellis    Senior Vice President (2001-present), Vice President
                       (1999-2001), Assistant Vice President (1995-1999), Hartford
                       Life Insurance Company; Senior Vice President
                       (2001-present), Vice President (1999-2001), Assistant Vice
                       President (1995-2000), Hartford Life and Annuity Insurance
                       Company

Timothy M. Fitch       Senior Vice President & Actuary (2002-present), Vice
                       President & Actuary (1995-2001), Hartford Life Insurance
                       Company; Vice President & Actuary (1997-present), Assistant
                       Vice President & Actuary (1995-1997), Hartford Life and
                       Annuity Insurance Company

Mary Jane B. Fortin    Senior Vice President & Chief Accounting Officer
                       (2002-present), Vice President & Chief Accounting Officer
                       (1998-2001), Assistant Vice President & Chief Accounting
                       Officer (1998), Hartford Life Insurance Company; Vice
                       President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life and Annuity Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Servus
                       Life Insurance Company, Vice President & Chief Accounting
                       Officer (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Susan Hess             Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Senior Vice President (2001-2002), Vice
                       President (1998-2001, 2002-present), Hartford Life Insurance
                       Company; Vice President (1995-1997), Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Chief Executive Officer and Chairman of the Board
                       (2002-present), Director (1994-present), President
                       (2000-present), Executive Vice President (1997-2000), Senior
                       Vice President (1993-1997), Hartford Life and Annuity
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1994-Present), President
                       (2000-present), Executive Vice President (1995-2000),
                       Hartford Life Insurance Company; Chief Executive Officer and
                       Chairman of the Board (2002-present), Director
                       (1998-present), President (2000-present), Servus Life
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Michael J. Roscoe      Vice President and Actuary (2001-present), Assistant Vice
                       President and Actuary (2000-2001), Hartford Life Insurance
                       Company; Assistant Vice President & Actuary (2000-present),
                       Hartford Life and Annuity Insurance Company; 2nd Vice
                       President (1999), Vice President (1998-1999), Lincoln
                       National; Vice President (1997), CIGNA

David T. Schrandt      Vice President (2001-present), Assistant Vice President
                       (1997-2001), Hartford Life Insurance Company; Assistant Vice
                       President (1997-present), Hartford Life and Annuity
                       Insurance Company

Martin A. Swanson      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2000-present), Assistant Vice President (1999-2000),
                       Hartford Life and Annuity Insurance Company; Vice President
                       (1997-1998) Paine Webber

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. The compensation payable may vary with the distribution agreements with HESCO. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

During the first Policy Year, the most common schedule of commission we pay is 70% of the premium paid up to the Target Premium and 2.0% of the premium in excess of the Target Premium. The Target Premium is an amount used to calculate sales commissions where the Target Premium amounts vary by: (1) age; (2) sex; and (3) insurance class of the Insured. In Policy Years 2 and later, this schedule allows for a commission of 2% of Premiums paid. A sales representative may be required to return

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME                        POSITIONS AND OFFICES
------------------------------------------------------------------
 David A. Carlson           Vice President
------------------------------------------------------------------
 Timothy M. Fitch           Senior Vice President & Actuary
------------------------------------------------------------------
 George R. Jay              Controller
------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
------------------------------------------------------------------
 Joseph F. Mahoney          Vice President
------------------------------------------------------------------
 Thomas M. Marra            President, Chief Executive Officer and
                            Chairman of the Board, Director
------------------------------------------------------------------
 Christine Hayer Repasy     Senior Vice President, General Counsel
                            and Corporate Secretary, Director
------------------------------------------------------------------
 John C. Walters            Executive Vice President, Director
------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current sales load in each policy year is 4.0%. The maximum sales load is 6.0% in each policy year.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------


ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES



The following tables illustrate the way in which the Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time, assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 45, with $500,000 in Face Amount, a Death Benefit Option of Level and a premium of $8,500 paid in all years; (b) a male, preferred non-nicotine, age 45, with $500,000 in Face Amount, a Death Benefit Option of Return of Account Value and a premium of $11,500 paid in all years.



The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.



The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.



The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.74% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.74% average daily charge) of -0.74%, 5.26% and 11.26%, respectively.



In addition, the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account the front-end sales load, tax charge, Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge. For purpose of the illustrations in this Statement of Additional Information, the tax charge is assumed to be an average of 1.75%.



The hypothetical returns shown in the illustrations are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12%, respectively, to cover any tax charges.



The "Premiums Accumulated at 5% Interest Per Year" column of each illustration table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.



Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, a Policy's proposed Face Amount or the initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates, which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                             $8,500 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.26% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ---------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
--------------------------------------------------------------------------------------------------------------
          1                  8,925           6,703          --      500,000     6,472          --     500,000
          2                 18,296          13,366       5,471      500,000    11,189       3,294     500,000
          3                 28,136          20,638      13,348      500,000    16,213       8,923     500,000
          4                 38,468          28,615      22,515      500,000    21,567      15,467     500,000
          5                 49,316          37,395      34,045      500,000    27,267      23,917     500,000
          6                 60,707          48,915      45,565      500,000    35,187      31,837     500,000
          7                 72,667          61,626      58,276      500,000    43,685      40,335     500,000
          8                 85,226          75,666      72,316      500,000    52,804      49,454     500,000
          9                 98,412          91,167      87,817      500,000    62,581      59,231     500,000
         10                112,258         108,276     108,276      500,000    73,072      73,072     500,000
         11                126,796         127,624     127,624      500,000    84,609      84,609     500,000
         12                142,060         149,021     149,021      500,000    97,086      97,086     500,000
         13                158,088         172,700     172,700      500,000   110,619     110,619     500,000
         14                174,918         198,928     198,928      500,000   125,338     125,338     500,000
         15                192,589         228,012     228,012      500,000   141,386     141,386     500,000
         16                211,143         260,285     260,285      500,000   158,918     158,918     500,000
         17                230,625         296,132     296,132      500,000   178,110     178,110     500,000
         18                251,082         335,995     335,995      500,000   199,171     199,171     500,000
         19                272,561         380,371     380,371      500,000   222,359     222,359     500,000
         20                295,114         429,792     429,792      524,347   247,991     247,991     500,000
         25                425,964         782,196     782,196      907,347   442,373     442,373     513,153
         30                592,967       1,378,621   1,378,621    1,475,125   787,134     787,134     842,233
--------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4.00% in all policy years and Guaranteed Front-End Sales Loads of 6.00% in all policy years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                             $8,500 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.26% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  8,925         6,290           0     500,000      6,070           0     500,000
          2                 18,296        12,142       4,247     500,000     10,052       2,157     500,000
          3                 28,136        18,169      10,879     500,000     14,027       6,737     500,000
          4                 38,468        24,409      18,309     500,000     17,984      11,884     500,000
          5                 49,316        30,893      27,543     500,000     21,901      18,551     500,000
          6                 60,707        39,427      36,077     500,000     27,555      24,205     500,000
          7                 72,667        48,320      44,970     500,000     33,198      29,848     500,000
          8                 85,226        57,596      54,246     500,000     38,806      35,456     500,000
          9                 98,412        67,262      63,912     500,000     44,336      40,986     500,000
         10                112,258        77,322      77,322     500,000     49,757      49,757     500,000
         11                126,796        88,135      88,135     500,000     55,216      55,216     500,000
         12                142,060        99,381      99,381     500,000     60,540      60,540     500,000
         13                158,088       111,078     111,078     500,000     65,706      65,706     500,000
         14                174,918       123,248     123,248     500,000     70,683      70,683     500,000
         15                192,589       135,923     135,923     500,000     75,430      75,430     500,000
         16                211,143       149,120     149,120     500,000     79,882      79,882     500,000
         17                230,625       162,869     162,869     500,000     83,956      83,956     500,000
         18                251,082       177,204     177,204     500,000     87,555      87,555     500,000
         19                272,561       192,160     192,160     500,000     90,572      90,572     500,000
         20                295,114       207,771     207,771     500,000     92,889      92,889     500,000
         25                425,964       303,253     393,253     500,000     92,611      92,611     500,000
         30                592,967       427,734     427,734     500,000     44,060      44,060     500,000
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4.00% in all policy years and Guaranteed Front-End Sales Loads of 6.00% in all policy years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                             $8,500 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.74% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  8,925         5,878          --     500,000      5,670          --     500,000
          2                 18,296        10,970       3,075     500,000      8,966       1,071     500,000
          3                 28,136        15,900       8,610     500,000     12,030       4,740     500,000
          4                 38,468        20,697      14,597     500,000     14,853       8,753     500,000
          5                 49,316        25,384      22,034     500,000     17,416      14,066     500,000
          6                 60,707        31,698      28,348     500,000     21,441      18,091     500,000
          7                 72,667        37,887      34,537     500,000     25,136      21,786     500,000
          8                 85,226        43,960      40,610     500,000     28,476      25,126     500,000
          9                 98,412        49,903      46,553     500,000     31,420      28,070     500,000
         10                112,258        55,702      55,702     500,000     33,940      33,940     500,000
         11                126,796        61,619      61,619     500,000     36,127      36,127     500,000
         12                142,060        67,355      67,355     500,000     37,848      37,848     500,000
         13                158,088        72,900      72,900     500,000     39,079      39,079     500,000
         14                174,918        78,252      78,252     500,000     39,791      39,791     500,000
         15                192,589        83,410      83,410     500,000     39,939      39,939     500,000
         16                211,143        88,359      88,359     500,000     39,457      39,457     500,000
         17                230,625        93,092      93,092     500,000     38,260      38,260     500,000
         18                251,082        97,605      97,605     500,000     36,247      36,247     500,000
         19                272,561       101,888     101,888     500,000     33,308      33,308     500,000
         20                295,114       105,925     105,925     500,000     29,324      29,324     500,000
         25                425,964       125,121     125,121     500,000         --          --          --
         30                592,967       134,042     134,042     500,000         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4.00% in all policy years and Guaranteed Front-End Sales Loads of 6.00% in all policy years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE


                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                            $11,500 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.26% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 12,075           8,769         269      508,769     8,468          --       508,468
          2                 24,754          17,691       9,796      517,691    15,321       7,426       515,321
          3                 38,066          27,442      20,152      527,442    22,669      15,379       522,669
          4                 52,045          38,137      32,037      538,137    30,547      24,447       530,547
          5                 66,722          49,899      46,549      549,899    38,983      35,633       538,983
          6                 82,133          65,739      62,389      565,739    50,912      47,562       550,912
          7                 98,315          83,188      79,838      583,188    63,747      60,397       563,747
          8                115,305         102,420      99,070      602,420    77,543      74,193       577,543
          9                133,146         123,607     120,257      623,607    92,348      88,998       592,348
         10                151,878         146,932     146,932      646,932   108,224     108,224       608,224
         11                171,547         173,230     173,230      673,230   125,632     125,632       625,632
         12                192,199         202,221     202,221      702,221   144,368     144,368       644,368
         13                213,884         234,180     234,180      734,180   164,544     164,544       664,544
         14                236,653         269,419     269,419      769,419   186,278     186,278       686,278
         15                260,561         308,288     308,288      808,288   209,682     209,682       709,682
         16                285,664         351,155     351,155      851,155   234,862     234,862       734,862
         17                312,022         398,437     398,437      898,437   261,912     261,912       761,912
         18                339,699         450,604     450,604      950,604   290,927     290,927       790,927
         19                368,758         508,164     508,164    1,008,164   322,007     322,007       822,007
         20                399,271         571,676     571,676    1,071,676   355,260     355,260       855,260
         25                576,305       1,022,061   1,022,061    1,522,061   574,561     574,561     1,074,561
         30                802,249       1,771,730   1,771,730    2,271,730   888,022     888,022     1,388,022
---------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4.00% in all policy years and Guaranteed Front-End Sales Loads of 6.00% in all policy years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE


                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                            $11,500 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.26% NET)



                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                 12,075         8,219          --       508,219     7,933          --     507,933
          2                 24,754        16,066       8,171       516,066    13,799       5,904     513,799
          3                 38,066        24,164      16,874       524,164    19,714      12,424     519,714
          4                 52,045        32,553      26,453       532,553    25,665      19,565     525,665
          5                 66,722        41,266      37,916       541,266    31,628      28,278     531,628
          6                 82,133        53,132      49,782       553,132    40,396      37,046     540,396
          7                 98,315        65,483      62,133       565,483    49,228      45,878     549,228
          8                115,305        78,345      74,995       578,345    58,092      54,742     558,092
          9                133,146        91,725      88,375       591,725    66,938      63,588     566,938
         10                151,878       105,627     105,627       605,627    75,724      75,724     575,724
         11                171,547       120,523     120,523       620,523    84,675      84,675     584,675
         12                192,199       135,985     135,985       635,985    93,532      93,532     593,532
         13                213,884       152,026     152,026       652,026   102,260     102,260     602,260
         14                236,653       168,663     168,663       668,663   110,816     110,816     610,816
         15                260,561       185,920     185,920       685,920   119,140     119,140     619,140
         16                285,664       203,800     203,800       703,800   127,151     127,151     627,151
         17                312,022       222,317     222,317       722,317   134,742     134,742     634,742
         18                339,699       241,493     241,493       741,493   141,789     141,789     641,789
         19                368,758       261,337     261,337       761,337   148,158     148,158     648,158
         20                399,271       281,855     281,855       781,855   153,712     153,712     653,712
         25                576,305       403,210     403,210       903,210   169,392     169,392     669,392
         30                802,249       544,083     544,083     1,044,083   136,980     136,980     636,980
-------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4.00% in all policy years and Guaranteed Front-End Sales Loads of 6.00% in all policy years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE


                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                            $11,500 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.74% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 12,075         7,671          --     507,671      7,400          --     507,400
          2                 24,754        14,510       6,615     514,510     12,345       4,450     512,345
          3                 38,066        21,151      13,861     521,151     17,011       9,721     517,011
          4                 52,045        27,622      21,522     527,622     21,386      15,286     521,386
          5                 66,722        33,945      30,595     533,945     25,452      22,102     525,452
          6                 82,133        42,850      39,500     542,850     31,916      28,566     531,916
          7                 98,315        51,573      48,223     551,573     37,969      34,619     537,969
          8                115,305        60,124      56,774     560,124     43,581      40,231     543,581
          9                133,146        68,489      65,139     568,489     48,711      45,361     548,711
         10                151,878        76,650      76,650     576,650     53,325      53,325     553,325
         11                171,547        84,948      84,948     584,948     57,579      57,579     557,579
         12                192,199        93,000      93,000     593,000     61,279      61,279     561,279
         13                213,884       100,792     100,792     600,792     64,401      64,401     564,401
         14                236,653       108,316     108,316     608,316     66,919      66,919     566,919
         15                260,561       115,571     115,571     615,571     68,789      68,789     568,789
         16                285,664       122,532     122,532     622,532     69,950      69,950     569,950
         17                312,022       129,189     129,189     629,189     70,322      70,322     570,322
         18                339,699       135,533     135,533     635,533     69,815      69,815     569,815
         19                368,758       141,546     141,546     641,546     68,335      68,335     568,335
         20                399,271       147,208     147,208     647,208     65,791      65,791     565,791
         25                576,305       173,730     173,730     673,730     36,071      36,071     536,071
         30                802,249       185,329     185,329     685,329         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4.00% in all policy years and Guaranteed Front-End Sales Loads of 6.00% in all policy years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth-Income Fund, American Funds Growth Fund, Hartford Global Leaders HLS Fund and Hartford Global Technology HLS Fund sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001


                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 13,956,916
    Cost $14,720,798
      Market Value.......   $15,993,997        --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 11,347,965
    Cost $55,931,010
      Market Value.......       --         $53,738,343
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 31,259,652
    Cost $31,259,652
      Market Value.......       --             --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 16,013,606
    Cost $38,210,767
      Market Value.......       --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 21,998,680
    Cost $94,143,973
      Market Value.......       --             --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 3,204,812
    Cost $3,474,283
      Market Value.......       --             --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 8,659,859
    Cost $22,632,802
      Market Value.......       --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 18,891,895
    Cost $24,545,611
      Market Value.......       --             --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 14,252,733
    Cost $26,785,688
      Market Value.......       --             --
  Due from Hartford Life
   Insurance Company.....        24,841         35,181
  Receivable from fund
   shares sold...........       --             --
  Other assets...........       --             --
                            -----------    -----------
  Total Assets...........    16,018,838     53,773,524
                            -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --
  Payable for fund shares
   purchased.............        24,841         35,181
  Other liabilities......            31             62
                            -----------    -----------
  Total Liabilities......        24,872         35,243
                            -----------    -----------
  Net Assets (variable
   life contract
   liabilities)..........   $15,993,966    $53,738,281
                            ===========    ===========
  Units Owned by
   Participants..........     9,029,461     17,524,585
  Unit Values............   $  1.771309    $  3.066451

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                              HARTFORD     HARTFORD                      HARTFORD
                             HARTFORD                         CAPITAL      MORTGAGE                    INTERNATIONAL
                           MONEY MARKET      HARTFORD       APPRECIATION  SECURITIES      HARTFORD     OPPORTUNITIES
                             HLS FUND    ADVISERS HLS FUND    HLS FUND     HLS FUND    INDEX HLS FUND    HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------------  ------------  -----------  --------------  -------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 13,956,916
    Cost $14,720,798
      Market Value.......      --              --               --            --            --              --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 11,347,965
    Cost $55,931,010
      Market Value.......      --              --               --            --            --              --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 31,259,652
    Cost $31,259,652
      Market Value.......  $31,259,652         --               --            --            --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 16,013,606
    Cost $38,210,767
      Market Value.......      --           $37,529,984         --            --            --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 21,998,680
    Cost $94,143,973
      Market Value.......      --              --           $87,440,399       --            --              --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 3,204,812
    Cost $3,474,283
      Market Value.......      --              --               --        $3,699,436        --              --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 8,659,859
    Cost $22,632,802
      Market Value.......      --              --               --            --        $27,550,494         --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 18,891,895
    Cost $24,545,611
      Market Value.......      --              --               --            --            --          $18,007,678
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 14,252,733
    Cost $26,785,688
      Market Value.......      --              --               --            --            --              --
  Due from Hartford Life
   Insurance Company.....      803,153           49,402          66,528       --             63,199           6,452
  Receivable from fund
   shares sold...........      --              --               --            --            --              --
  Other assets...........        6,000               99         --            --                 51         --
                           -----------      -----------     -----------   ----------    -----------     -----------
  Total Assets...........   32,068,805       37,579,485      87,506,927    3,699,436     27,613,744      18,014,130
                           -----------      -----------     -----------   ----------    -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --               --            --            --              --
  Payable for fund shares
   purchased.............      803,153           49,402          66,528       --             63,199           6,452
  Other liabilities......      --              --                    68           14        --                  145
                           -----------      -----------     -----------   ----------    -----------     -----------
  Total Liabilities......      803,153           49,402          66,596           14         63,199           6,597
                           -----------      -----------     -----------   ----------    -----------     -----------
  Net Assets (variable
   life contract
   liabilities)..........  $31,265,652      $37,530,083     $87,440,331   $3,699,422    $27,550,545     $18,007,533
                           ===========      ===========     ===========   ==========    ===========     ===========
  Units Owned by
   Participants..........   20,739,985       14,773,413      24,475,470    2,134,544      9,686,428      11,248,114
  Unit Values............  $  1.507506      $  2.540380     $  3.572570   $ 1.733120    $  2.844242     $  1.600938


                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 13,956,916
    Cost $14,720,798
      Market Value.......       --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 11,347,965
    Cost $55,931,010
      Market Value.......       --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 31,259,652
    Cost $31,259,652
      Market Value.......       --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 16,013,606
    Cost $38,210,767
      Market Value.......       --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 21,998,680
    Cost $94,143,973
      Market Value.......       --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 3,204,812
    Cost $3,474,283
      Market Value.......       --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 8,659,859
    Cost $22,632,802
      Market Value.......       --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 18,891,895
    Cost $24,545,611
      Market Value.......       --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 14,252,733
    Cost $26,785,688
      Market Value.......    $26,791,875
  Due from Hartford Life
   Insurance Company.....         30,009
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             -----------
  Total Assets...........     26,821,884
                             -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............         30,009
  Other liabilities......             34
                             -----------
  Total Liabilities......         30,043
                             -----------
  Net Assets (variable
   life contract
   liabilities)..........    $26,791,841
                             ===========
  Units Owned by
   Participants..........     10,268,846
  Unit Values............    $  2.609041

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                              HARTFORD         HARTFORD
                             GROWTH AND     GLOBAL ADVISERS
                           INCOME HLS FUND     HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT*
                           ---------------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 934,188
    Cost $1,228,328
      Market Value.......    $1,095,177          --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 150,557
    Cost $188,475
      Market Value.......       --             $ 151,568
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
    Shares 6,194,816
    Cost $9,672,245
      Market Value.......       --               --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
    Shares 4,210,743
    Cost $9,169,228
      Market Value.......       --               --
    Fidelity VIP
     Equity-Income
     Portfolio
    Shares 762,750
    Cost $16,815,978
      Market Value.......       --               --
    Fidelity VIP Overseas
     Portfolio
    Shares 295,355
    Cost $5,858,060
      Market Value.......       --               --
    Fidelity VIP II Asset
     Manager Portfolio
    Shares 196,202
    Cost $3,232,990
      Market Value.......       --               --
  Due from Hartford Life
   Insurance Company.....         2,381          --
  Receivable from fund
   shares sold...........       --               --
  Other assets...........             4          --
                             ----------        ---------
  Total Assets...........     1,097,562          151,568
                             ----------        ---------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --
  Payable for fund shares
   purchased.............         2,381          --
  Other liabilities......       --                     2
                             ----------        ---------
  Total Liabilities......         2,381                2
                             ----------        ---------
  Net Assets (variable
   life contract
   liabilities)..........    $1,095,181        $ 151,566
                             ==========        =========
  Units Owned by
   Participants..........       899,915          139,545
  Unit Values............    $ 1.216983        $1.086141

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 934,188
    Cost $1,228,328
      Market Value.......      --             --            --            --             --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 150,557
    Cost $188,475
      Market Value.......      --             --            --            --             --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
    Shares 6,194,816
    Cost $9,672,245
      Market Value.......   $8,251,860        --            --            --             --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
    Shares 4,210,743
    Cost $9,169,228
      Market Value.......      --         $8,813,687        --            --             --
    Fidelity VIP
     Equity-Income
     Portfolio
    Shares 762,750
    Cost $16,815,978
      Market Value.......      --             --        $17,352,552       --             --
    Fidelity VIP Overseas
     Portfolio
    Shares 295,355
    Cost $5,858,060
      Market Value.......      --             --            --         $4,099,534        --
    Fidelity VIP II Asset
     Manager Portfolio
    Shares 196,202
    Cost $3,232,990
      Market Value.......      --             --            --            --           $2,846,898
  Due from Hartford Life
   Insurance Company.....       30,232        26,070        --            --                1,605
  Receivable from fund
   shares sold...........      --             --             42,962       --             --
  Other assets...........            8        --                 83           802        --
                            ----------    ----------    -----------    ----------      ----------
  Total Assets...........    8,282,100     8,839,757     17,395,597     4,100,336       2,848,503
                            ----------    ----------    -----------    ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --             41,162       --             --
  Payable for fund shares
   purchased.............       30,232        26,070        --                 89           1,606
  Other liabilities......      --                 37        --            --                    5
                            ----------    ----------    -----------    ----------      ----------
  Total Liabilities......       30,232        26,107         41,162            89           1,611
                            ----------    ----------    -----------    ----------      ----------
  Net Assets (variable
   life contract
   liabilities)..........   $8,251,868    $8,813,650    $17,354,435    $4,100,247      $2,846,892
                            ==========    ==========    ===========    ==========      ==========
  Units Owned by
   Participants..........    6,254,249     4,351,711      8,084,359     2,948,132       1,588,011
  Unit Values............   $ 1.319402    $ 2.025330    $  2.146668    $ 1.390795      $ 1.792741

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
    Shares 42,562
    Cost $441,999
      Market Value.......   $ 222,171        --
    Putnam VT Diversified
     Income Fund
    Shares 188,150
    Cost $1,988,625
      Market Value.......      --        $1,657,599
    The George Putnam
     Fund of Boston
    Shares 69,677
    Cost $731,771
      Market Value.......      --            --
    Putnam VT Global
     Asset Allocation
     Fund
    Shares 814,072
    Cost $13,200,053
      Market Value.......      --            --
    Putnam VT Global
     Growth Fund
    Shares 2,172,243
    Cost $34,073,873
      Market Value.......      --            --
    Putnam VT Growth and
     Income Fund
    Shares 2,172,209
    Cost $53,135,423
      Market Value.......      --            --
    Putnam VT Health
     Sciences Fund
    Shares 113,718
    Cost $1,397,649
      Market Value.......      --            --
  Due from Hartford Life
   Insurance Company.....      --            18,264
  Receivable from fund
   shares sold...........      --            --
  Other assets...........      --                 1
                            ---------    ----------
  Total Assets...........     222,171     1,675,864
                            ---------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --
  Payable for fund shares
   purchased.............      --            18,264
  Other liabilities......         803        --
                            ---------    ----------
  Total Liabilities......         803        18,264
                            ---------    ----------
  Net Assets (variable
   life contract
   liabilities)..........   $ 221,368    $1,657,600
                            =========    ==========
  Units Owned by
   Participants..........      23,476       122,685
  Unit Values............   $9.429624    $13.510984

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           THE GEORGE      PUTNAM VT      PUTNAM VT     PUTNAM VT      PUTNAM VT
                           PUTNAM FUND   GLOBAL ASSET       GLOBAL      GROWTH AND      HEALTH
                            OF BOSTON   ALLOCATION FUND  GROWTH FUND   INCOME FUND   SCIENCES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  ------------  ------------  -------------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
    Shares 42,562
    Cost $441,999
      Market Value.......      --            --              --            --             --
    Putnam VT Diversified
     Income Fund
    Shares 188,150
    Cost $1,988,625
      Market Value.......      --            --              --            --             --
    The George Putnam
     Fund of Boston
    Shares 69,677
    Cost $731,771
      Market Value.......  $  747,633        --              --            --             --
    Putnam VT Global
     Asset Allocation
     Fund
    Shares 814,072
    Cost $13,200,053
      Market Value.......      --         $10,892,284        --            --             --
    Putnam VT Global
     Growth Fund
    Shares 2,172,243
    Cost $34,073,873
      Market Value.......      --            --          $20,288,749       --             --
    Putnam VT Growth and
     Income Fund
    Shares 2,172,209
    Cost $53,135,423
      Market Value.......      --            --              --        $51,177,248        --
    Putnam VT Health
     Sciences Fund
    Shares 113,718
    Cost $1,397,649
      Market Value.......      --            --              --            --         $ 1,336,190
  Due from Hartford Life
   Insurance Company.....      18,737             416          7,029        32,154         24,898
  Receivable from fund
   shares sold...........      --            --              --            --             --
  Other assets...........           1        --                4,583           122        --
                           ----------     -----------    -----------   -----------    -----------
  Total Assets...........     766,371      10,892,700     20,300,361    51,209,524      1,361,088
                           ----------     -----------    -----------   -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --              --            --             --
  Payable for fund shares
   purchased.............      18,737             416          7,029        32,154         24,898
  Other liabilities......      --               1,441        --            --                 117
                           ----------     -----------    -----------   -----------    -----------
  Total Liabilities......      18,737           1,857          7,029        32,154         25,015
                           ----------     -----------    -----------   -----------    -----------
  Net Assets (variable
   life contract
   liabilities)..........  $  747,634     $10,890,843    $20,293,332   $51,177,370    $ 1,336,073
                           ==========     ===========    ===========   ===========    ===========
  Units Owned by
   Participants..........      63,971         537,411      1,054,091     1,946,103        110,486
  Unit Values............  $11.687147     $ 20.265402    $ 19.251979   $ 26.297364    $ 12.092641

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
    Shares 948,522
    Cost $11,299,607
      Market Value.......    $7,654,569         --
    Putnam VT Income Fund
    Shares 674,292
    Cost $8,893,694
      Market Value.......       --          $8,529,791
    Putnam VT
     International Growth
     Fund
    Shares 672,044
    Cost $10,977,865
      Market Value.......       --              --
    Putnam VT
     International Growth
     and Income Fund
    Shares 56,447
    Cost $698,546
      Market Value.......       --              --
    Putnam VT
     International New
     Opportunities Fund
    Shares 96,673
    Cost $1,918,339
      Market Value.......       --              --
    Putnam VT Investors
     Fund
    Shares 158,824
    Cost $1,978,347
      Market Value.......       --              --
    Putnam VT Money
     Market Fund
    Shares 3,167,042
    Cost $3,167,042
      Market Value.......       --              --
  Due from Hartford Life
   Insurance Company.....           539         --
  Receivable from fund
   shares sold...........       --             154,049
  Other assets...........       --                 231
                             ----------     ----------
  Total Assets...........     7,655,108      8,684,071
                             ----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             154,049
  Payable for fund shares
   purchased.............           539         --
  Other liabilities......            34         --
                             ----------     ----------
  Total Liabilities......           573        154,049
                             ----------     ----------
  Net Assets (variable
   life contract
   liabilities)..........    $7,654,535     $8,530,022
                             ==========     ==========
  Units Owned by
   Participants..........       487,858        509,995
  Unit Values............    $15.690083     $16.725709

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                            PUTNAM VT        PUTNAM VT
                             PUTNAM VT    INTERNATIONAL    INTERNATIONAL                     PUTNAM VT
                           INTERNATIONAL   GROWTH AND    NEW OPPORTUNITIES    PUTNAM VT        MONEY
                            GROWTH FUND    INCOME FUND         FUND         INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -----------------  --------------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
    Shares 948,522
    Cost $11,299,607
      Market Value.......       --            --              --                 --             --
    Putnam VT Income Fund
    Shares 674,292
    Cost $8,893,694
      Market Value.......       --            --              --                 --             --
    Putnam VT
     International Growth
     Fund
    Shares 672,044
    Cost $10,977,865
      Market Value.......    $8,346,786       --              --                 --             --
    Putnam VT
     International Growth
     and Income Fund
    Shares 56,447
    Cost $698,546
      Market Value.......       --          $ 550,918         --                 --             --
    Putnam VT
     International New
     Opportunities Fund
    Shares 96,673
    Cost $1,918,339
      Market Value.......       --            --             $ 947,391           --             --
    Putnam VT Investors
     Fund
    Shares 158,824
    Cost $1,978,347
      Market Value.......       --            --              --              $1,478,651        --
    Putnam VT Money
     Market Fund
    Shares 3,167,042
    Cost $3,167,042
      Market Value.......       --            --              --                 --         $3,167,042
  Due from Hartford Life
   Insurance Company.....         3,545         1,923            2,074             1,169         1,655
  Receivable from fund
   shares sold...........       --            --              --                 --             --
  Other assets...........            50             1         --                      28           606
                             ----------     ---------        ---------        ----------    ----------
  Total Assets...........     8,350,381       552,842          949,465         1,479,848     3,169,303
                             ----------     ---------        ---------        ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            --              --                 --             --
  Payable for fund shares
   purchased.............         3,545         1,923            2,074             1,169         1,645
  Other liabilities......       --            --                     2           --             --
                             ----------     ---------        ---------        ----------    ----------
  Total Liabilities......         3,545         1,923            2,076             1,169         1,645
                             ----------     ---------        ---------        ----------    ----------
  Net Assets (variable
   life contract
   liabilities)..........    $8,346,836     $ 550,919        $ 947,389        $1,478,679    $3,167,658
                             ==========     =========        =========        ==========    ==========
  Units Owned by
   Participants..........       739,032        56,302          108,980           165,280     2,114,074
  Unit Values............    $11.294275     $9.785153        $8.693232        $ 8.946510    $ 1.498367

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities
    Shares 1,597,509
    Cost $33,651,818
      Market Value.......     $26,630,476
    Putnam VT New Value
     Fund
    Shares 227,918
    Cost $2,904,508
      Market Value.......        --
    Putnam VT OTC &
     Emerging Growth Fund
    Shares 249,990
    Cost $4,089,390
      Market Value.......        --
    Putnam VT Utilities
     Growth & Income Fund
    Shares 269,812
    Cost $3,753,388
      Market Value.......        --
    Putnam VT Vista Fund
    Shares 109,897
    Cost $2,028,077
      Market Value.......        --
    Putnam VT Voyager
     Fund
    Shares 2,192,310
    Cost $77,111,756
      Market Value.......        --
  Due from Hartford Life
   Insurance Company.....          34,707
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                              -----------
  Total Assets...........      26,665,183
                              -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --
  Payable for fund shares
   purchased.............          35,023
  Other liabilities......           1,110
                              -----------
  Total Liabilities......          36,133
                              -----------
  Net Assets (variable
   life contract
   liabilities)..........     $26,629,050
                              ===========
  Units Owned by
   Participants..........       1,336,171
  Unit Values............     $ 19.929373

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                              PUTNAM VT
                             PUTNAM VT        PUTNAM VT       UTILITIES
                             NEW VALUE     OTC & EMERGING    GROWTH AND    PUTNAM VT    PUTNAM VT
                               FUND          GROWTH FUND     INCOME FUND  VISTA FUND   VOYAGER FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------------  -----------  -----------  ------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities
    Shares 1,597,509
    Cost $33,651,818
      Market Value.......       --             --                --           --           --
    Putnam VT New Value
     Fund
    Shares 227,918
    Cost $2,904,508
      Market Value.......   $ 3,070,057        --                --           --           --
    Putnam VT OTC &
     Emerging Growth Fund
    Shares 249,990
    Cost $4,089,390
      Market Value.......       --           $1,504,941          --           --           --
    Putnam VT Utilities
     Growth & Income Fund
    Shares 269,812
    Cost $3,753,388
      Market Value.......       --             --            $3,499,460       --           --
    Putnam VT Vista Fund
    Shares 109,897
    Cost $2,028,077
      Market Value.......       --             --                --       $1,251,724       --
    Putnam VT Voyager
     Fund
    Shares 2,192,310
    Cost $77,111,756
      Market Value.......       --             --                --           --       $62,963,153
  Due from Hartford Life
   Insurance Company.....       --               27,700          18,386       --           --
  Receivable from fund
   shares sold...........            45        --                --           --            29,115
  Other assets...........            39        --                    63          214       --
                            -----------      ----------      ----------   ----------   -----------
  Total Assets...........     3,070,141       1,532,641       3,517,909    1,251,938    62,992,268
                            -----------      ----------      ----------   ----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            45        --                --              294        29,118
  Payable for fund shares
   purchased.............       --               28,354          18,386          125       --
  Other liabilities......       --                  306          --           --             5,709
                            -----------      ----------      ----------   ----------   -----------
  Total Liabilities......            45          28,660          18,386          419        34,827
                            -----------      ----------      ----------   ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........   $ 3,070,096      $1,503,981      $3,499,523   $1,251,519   $62,957,441
                            ===========      ==========      ==========   ==========   ===========
  Units Owned by
   Participants..........       227,355         231,210         177,728      120,604     2,122,941
  Unit Values............   $ 13.503535      $ 6.504819      $19.690377   $10.377065   $ 29.655765

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           AMERICAN FUNDS
                               GLOBAL
                            GROWTH FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    American Funds Global
     Growth Fund
    Shares 95,571
    Cost $1,429,603
      Market Value.......    $1,278,743
    American Funds Global
     Small Capitalization
     Fund
    Shares 50,948
    Cost $650,916
      Market Value.......       --
    American Funds
     Growth-Income Fund
    Shares 108,472
    Cost $3,648,538
      Market Value.......       --
    American Funds Growth
     Fund
    Shares 47,212
    Cost $2,525,331
      Market Value.......       --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
    Shares 117,316
    Cost $175,575
      Market Value.......       --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
    Shares 108,941
    Cost $54,263
      Market Value.......       --
  Due from Hartford Life
   Insurance Company.....            77
  Receivable from fund
   shares sold...........       --
  Other assets...........             3
                             ----------
  Total Assets...........     1,278,823
                             ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............            77
  Other liabilities......       --
                             ----------
  Total Liabilities......            77
                             ----------
  Net Assets (variable
   life contract
   liabilities)..........    $1,278,746
                             ==========
  Units Owned by
   Participants..........     1,539,187
  Unit Values............    $ 0.830793

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS                     HARTFORD         HARTFORD
                              GLOBAL SMALL      GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                           CAPITALIZATION FUND       FUND        GROWTH FUND       HLS FUND         HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  --------------  --------------  --------------  -----------------
ASSETS:
  Investments:
    American Funds Global
     Growth Fund
    Shares 95,571
    Cost $1,429,603
      Market Value.......        --                  --              --             --               --
    American Funds Global
     Small Capitalization
     Fund
    Shares 50,948
    Cost $650,916
      Market Value.......       $ 584,887            --              --             --               --
    American Funds
     Growth-Income Fund
    Shares 108,472
    Cost $3,648,538
      Market Value.......        --               $3,425,552         --             --               --
    American Funds Growth
     Fund
    Shares 47,212
    Cost $2,525,331
      Market Value.......        --                  --           $2,081,085        --               --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
    Shares 117,316
    Cost $175,575
      Market Value.......        --                  --              --           $ 169,284          --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
    Shares 108,941
    Cost $54,263
      Market Value.......        --                  --              --             --              $  53,570
  Due from Hartford Life
   Insurance Company.....        --                   17,326              77        --                    794
  Receivable from fund
   shares sold...........        --                  --              --             --               --
  Other assets...........               1            --                    4        --                      3
                                ---------         ----------      ----------      ---------         ---------
  Total Assets...........         584,888          3,442,878       2,081,166        169,284            54,367
                                ---------         ----------      ----------      ---------         ---------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --              --             --               --
  Payable for fund shares
   purchased.............        --                   17,326              77        --                    794
  Other liabilities......        --                       10         --             --               --
                                ---------         ----------      ----------      ---------         ---------
  Total Liabilities......        --                   17,336              77        --                    794
                                ---------         ----------      ----------      ---------         ---------
  Net Assets (variable
   life contract
   liabilities)..........       $ 584,888         $3,425,542      $2,081,089      $ 169,284         $  53,573
                                =========         ==========      ==========      =========         =========
  Units Owned by
   Participants..........         672,075          3,415,228       2,627,237        199,539            72,675
  Unit Values............       $0.870271         $ 1.003020      $ 0.792121      $0.848373         $0.737165

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
INVESTMENT INCOME:
  Dividends..............   $  672,419     $    432,372
                            ----------     ------------
CAPITAL GAINS INCOME.....      --             4,864,981
                            ----------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      310,416       (1,703,673)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      227,533      (12,709,984)
                            ----------     ------------
    Net gain (loss) on
     investments.........      537,949      (14,413,657)
                            ----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,210,368     $ (9,116,304)
                            ==========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                               HARTFORD      HARTFORD                      HARTFORD
                             HARTFORD                          CAPITAL       MORTGAGE                    INTERNATIONAL
                           MONEY MARKET      HARTFORD        APPRECIATION   SECURITIES      HARTFORD     OPPORTUNITIES
                             HLS FUND    ADVISERS HLS FUND     HLS FUND      HLS FUND    INDEX HLS FUND    HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------------  --------------  -----------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............    $912,443       $ 1,106,380      $    583,858    $172,898     $   245,460     $    23,333
                             --------       -----------      ------------    --------     -----------     -----------
CAPITAL GAINS INCOME.....         288         1,928,048        25,698,439      --             498,043       2,603,388
                             --------       -----------      ------------    --------     -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --               (52,873)         (418,799)        496        (432,956)       (101,624)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (4,871,446)      (32,677,490)     48,327      (4,412,581)     (6,692,751)
                             --------       -----------      ------------    --------     -----------     -----------
    Net gain (loss) on
     investments.........      --            (4,924,319)      (33,096,289)     48,823      (4,845,537)     (6,794,375)
                             --------       -----------      ------------    --------     -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $912,731       $(1,889,891)     $ (6,813,992)   $221,721     $(4,102,034)    $(4,167,654)
                             ========       ===========      ============    ========     ===========     ===========


                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $   413,599
                             -----------
CAPITAL GAINS INCOME.....      1,663,003
                             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (23,619)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,166,145)
                             -----------
    Net gain (loss) on
     investments.........     (3,189,764)
                             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(1,113,162)
                             ===========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              HARTFORD         HARTFORD
                             GROWTH AND     GLOBAL ADVISERS
                           INCOME HLS FUND     HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT*
                           ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ --             $  1,108
                              ---------        --------
CAPITAL GAINS INCOME.....        34,831          15,163
                              ---------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           101         (19,353)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (106,630)        (18,047)
                              ---------        --------
    Net gain (loss) on
     investments.........      (106,529)        (37,400)
                              ---------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ (71,698)       $(21,129)
                              =========        ========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   --        $   --        $   295,505   $   243,909      $ 118,268
                            -----------   -----------   -----------   -----------      ---------
CAPITAL GAINS INCOME.....       487,311       895,909       830,227       385,533         44,350
                            -----------   -----------   -----------   -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (26,599)      (77,140)      (29,154)      (37,678)        (8,381)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,130,042)   (1,014,058)   (1,993,443)   (1,716,177)      (281,459)
                            -----------   -----------   -----------   -----------      ---------
    Net gain (loss) on
     investments.........    (1,156,641)   (1,091,198)   (2,022,597)   (1,753,855)      (289,840)
                            -----------   -----------   -----------   -----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  (669,330)  $  (195,289)  $  (896,865)  $(1,124,413)     $(127,222)
                            ===========   ===========   ===========   ===========      =========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --         $121,165
                            ---------     --------
CAPITAL GAINS INCOME.....      56,867       --
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     531,209        8,213
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (112,526)     (61,831)
                            ---------     --------
    Net gain (loss) on
     investments.........     418,683      (53,618)
                            ---------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 475,550     $ 67,547
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           THE GEORGE      PUTNAM VT       PUTNAM VT     PUTNAM VT      PUTNAM VT
                           PUTNAM FUND   GLOBAL ASSET       GLOBAL       GROWTH AND      HEALTH
                            OF BOSTON   ALLOCATION FUND   GROWTH FUND   INCOME FUND   SCIENCES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 16,427      $   136,777    $    --        $   926,514     $     659
                            --------      -----------    ------------   -----------     ---------
CAPITAL GAINS INCOME.....     --            1,288,303       6,045,908       646,770       --
                            --------      -----------    ------------   -----------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (6,446)         (26,818)       (355,623)      (47,806)      (30,574)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (7,868)      (2,492,152)    (14,778,201)   (5,069,441)     (297,652)
                            --------      -----------    ------------   -----------     ---------
    Net gain (loss) on
     investments.........    (14,314)      (2,518,970)    (15,133,824)   (5,117,247)     (328,226)
                            --------      -----------    ------------   -----------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  2,113      $(1,093,890)   $ (9,087,916)  $(3,543,963)    $(327,567)
                            ========      ===========    ============   ===========     =========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
INVESTMENT INCOME:
  Dividends..............    $1,092,539      $592,988
                             ----------      --------
CAPITAL GAINS INCOME.....       --             --
                             ----------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         8,937        65,563
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (804,305)       (8,163)
                             ----------      --------
    Net gain (loss) on
     investments.........      (795,368)       57,400
                             ----------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  297,171      $650,388
                             ==========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                            PUTNAM VT        PUTNAM VT
                             PUTNAM VT    INTERNATIONAL    INTERNATIONAL                     PUTNAM VT
                           INTERNATIONAL   GROWTH AND    NEW OPPORTUNITIES    PUTNAM VT        MONEY
                            GROWTH FUND    INCOME FUND         FUND         INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -----------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............   $    28,043     $   4,648        $--              $   1,205       $96,813
                            -----------     ---------        ---------        ---------       -------
CAPITAL GAINS INCOME.....       877,831        25,438         --                --             --
                            -----------     ---------        ---------        ---------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (61,616)          137         (237,647)         (22,761)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,685,590)     (131,921)        (212,152)        (407,077)       --
                            -----------     ---------        ---------        ---------       -------
    Net gain (loss) on
     investments.........    (2,747,206)     (131,784)        (449,799)        (429,838)       --
                            -----------     ---------        ---------        ---------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,841,332)    $(101,698)       $(449,799)       $(428,633)      $96,813
                            ===========     =========        =========        =========       =======

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............    $   --
                             ------------
CAPITAL GAINS INCOME.....       5,921,878
                             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (820,198)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (17,333,593)
                             ------------
    Net gain (loss) on
     investments.........     (18,153,791)
                             ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(12,231,913)
                             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                             PUTNAM VT
                            PUTNAM VT       PUTNAM VT        UTILITIES
                            NEW VALUE    OTC & EMERGING     GROWTH AND     PUTNAM VT    PUTNAM VT
                              FUND         GROWTH FUND      INCOME FUND   VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------------  -------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $ 16,587       $  --            $   132,432    $  --       $     82,289
                            --------       -----------      -----------    ---------   ------------
CAPITAL GAINS INCOME.....     44,629          --                224,054      131,378     16,799,298
                            --------       -----------      -----------    ---------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (43,030)         (358,618)         (32,279)      (6,104)      (462,449)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     22,791        (1,070,855)      (1,384,614)    (613,292)   (35,479,810)
                            --------       -----------      -----------    ---------   ------------
    Net gain (loss) on
     investments.........    (20,239)       (1,429,473)      (1,416,893)    (619,396)   (35,942,259)
                            --------       -----------      -----------    ---------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 40,977       $(1,429,473)     $(1,060,407)   $(488,018)  $(19,060,672)
                            ========       ===========      ===========    =========   ============

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS
                               GLOBAL
                            GROWTH FUND
                           SUB-ACCOUNT**
                           --------------
INVESTMENT INCOME:
  Dividends..............    $   5,748
                             ---------
CAPITAL GAINS INCOME.....       70,479
                             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        2,021
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (150,860)
                             ---------
    Net gain (loss) on
     investments.........     (148,839)
                             ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ (72,612)
                             =========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS                     HARTFORD         HARTFORD
                              GLOBAL SMALL      GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                           CAPITALIZATION FUND       FUND        GROWTH FUND       HLS FUND         HLS FUND
                              SUB-ACCOUNT**     SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**     SUB-ACCOUNT**
                           -------------------  --------------  --------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............       $  3,712          $  23,352       $   5,280        $    973         $--
                                --------          ---------       ---------        --------         ---------
CAPITAL GAINS INCOME.....         29,454            130,972         301,940             358          --
                                --------          ---------       ---------        --------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            230              2,206           1,739          (2,739)         (136,301)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (66,029)          (222,985)       (444,247)         (6,291)             (693)
                                --------          ---------       ---------        --------         ---------
    Net gain (loss) on
     investments.........        (65,799)          (220,779)       (442,508)         (9,030)         (136,994)
                                --------          ---------       ---------        --------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(32,633)         $ (66,455)      $(135,288)       $ (7,699)        $(136,994)
                                ========          =========       =========        ========         =========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001


                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment
   income................   $   672,419    $    432,372
  Capital gains income...       --            4,864,981
  Net realized gain
   (loss) on security
   transactions..........       310,416      (1,703,673)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       227,533     (12,709,984)
                            -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,210,368      (9,116,304)
                            -----------    ------------
UNIT TRANSACTIONS:
  Purchases..............     1,063,733       7,514,489
  Net transfers..........    (2,309,724)     (6,826,810)
  Surrenders for benefit
   payments and fees.....      (477,203)     (2,662,012)
  Net loan activity......      (129,782)     (1,060,204)
  Cost of insurance......      (739,632)     (3,368,962)
                            -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,592,608)     (6,403,499)
                            -----------    ------------
  Net increase (decrease)
   in net assets.........    (1,382,240)    (15,519,803)
NET ASSETS:
  Beginning of period....    17,376,206      69,258,084
                            -----------    ------------
  End of period..........   $15,993,966    $ 53,738,281
                            ===========    ============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000


                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment
   income................   $    94,908    $    475,215
  Capital gains income...       --            7,892,360
  Net realized gain
   (loss) on security
   transactions..........        96,600        (123,696)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,894,411     (13,582,543)
                            -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,085,919      (5,338,664)
                            -----------    ------------
UNIT TRANSACTIONS:
  Purchases..............     2,629,010       7,849,686
  Net transfers..........    (4,065,890)      1,567,843
  Surrenders for benefit
   payments and fees.....      (573,279)     (2,815,556)
  Net loan activity......      (406,153)     (1,584,850)
  Cost of insurance......      (778,501)     (3,160,318)
                            -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,194,813)      1,856,805
                            -----------    ------------
  Net increase (decrease)
   in net assets.........    (1,108,894)     (3,481,859)
NET ASSETS:
  Beginning of period....    18,485,100      72,739,943
                            -----------    ------------
  End of period..........   $17,376,206    $ 69,258,084
                            ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                               HARTFORD      HARTFORD                      HARTFORD
                             HARTFORD                          CAPITAL       MORTGAGE                    INTERNATIONAL
                           MONEY MARKET      HARTFORD        APPRECIATION   SECURITIES      HARTFORD     OPPORTUNITIES
                             HLS FUND    ADVISERS HLS FUND     HLS FUND      HLS FUND    INDEX HLS FUND    HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------------  --------------  -----------  --------------  -------------
OPERATIONS:
  Net investment
   income................  $   912,443      $ 1,106,380      $    583,858   $  172,898    $   245,460     $    23,333
  Capital gains income...          288        1,928,048        25,698,439       --            498,043       2,603,388
  Net realized gain
   (loss) on security
   transactions..........      --               (52,873)         (418,799)         496       (432,956)       (101,624)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (4,871,446)      (32,677,490)      48,327     (4,412,581)     (6,692,751)
                           -----------      -----------      ------------   ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      912,731       (1,889,891)       (6,813,992)     221,721     (4,102,034)     (4,167,654)
                           -----------      -----------      ------------   ----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............   19,405,315        4,814,717         8,597,604      141,932      3,275,799       2,654,551
  Net transfers..........   (1,032,568)         469,982           363,192      672,916     (2,333,867)       (275,274)
  Surrenders for benefit
   payments and fees.....   (7,870,327)      (2,393,948)       (3,710,532)     (91,358)    (2,084,135)     (1,088,716)
  Net loan activity......      (79,844)        (715,419)       (1,802,010)     (15,664)      (438,228)       (269,390)
  Cost of insurance......   (1,552,463)      (2,327,285)       (4,325,693)    (120,456)    (1,594,341)       (889,694)
                           -----------      -----------      ------------   ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    8,870,113         (151,953)         (877,439)     587,370     (3,174,772)        131,477
                           -----------      -----------      ------------   ----------    -----------     -----------
  Net increase (decrease)
   in net assets.........    9,782,844       (2,041,844)       (7,691,431)     809,091     (7,276,806)     (4,036,177)
NET ASSETS:
  Beginning of period....   21,482,808       39,571,927        95,131,762    2,890,331     34,827,351      22,043,710
                           -----------      -----------      ------------   ----------    -----------     -----------
  End of period..........  $31,265,652      $37,530,083      $ 87,440,331   $3,699,422    $27,550,545     $18,007,533
                           ===========      ===========      ============   ==========    ===========     ===========


                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $   413,599
  Capital gains income...      1,663,003
  Net realized gain
   (loss) on security
   transactions..........        (23,619)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,166,145)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,113,162)
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      3,184,704
  Net transfers..........        612,041
  Surrenders for benefit
   payments and fees.....     (1,056,181)
  Net loan activity......       (589,270)
  Cost of insurance......     (1,428,318)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        722,976
                             -----------
  Net increase (decrease)
   in net assets.........       (390,186)
NET ASSETS:
  Beginning of period....     27,182,027
                             -----------
  End of period..........    $26,791,841
                             ===========

                                                              HARTFORD     HARTFORD                      HARTFORD
                             HARTFORD                         CAPITAL      MORTGAGE                    INTERNATIONAL
                           MONEY MARKET      HARTFORD       APPRECIATION  SECURITIES      HARTFORD     OPPORTUNITIES
                             HLS FUND    ADVISERS HLS FUND    HLS FUND     HLS FUND    INDEX HLS FUND    HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------------  ------------  -----------  --------------  -------------
OPERATIONS:
  Net investment
   income................  $ 1,284,578      $   322,071     $   615,753   $   17,585    $   283,824     $   322,259
  Capital gains income...         (592)       3,376,133      12,472,798       --            361,020       2,336,911
  Net realized gain
   (loss) on security
   transactions..........      --               (24,585)        (50,526)     (11,429)       (59,162)          5,117
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (4,008,523)     (2,376,545)     245,249     (4,286,119)     (6,598,399)
                           ------------     -----------     -----------   ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,283,986         (334,904)     10,661,480      251,405     (3,700,437)     (3,934,112)
                           ------------     -----------     -----------   ----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............   18,866,397        4,705,288       8,816,433      250,171      3,645,914       2,680,495
  Net transfers..........  (18,250,146)        (252,983)      4,545,089      (89,388)        32,350       3,227,270
  Surrenders for benefit
   payments and fees.....   (1,646,989)      (1,665,146)     (3,984,578)     (83,630)    (1,143,150)       (992,751)
  Net loan activity......     (335,211)        (757,978)     (2,423,502)       7,716       (556,988)       (509,053)
  Cost of insurance......   (1,284,468)      (2,008,686)     (3,692,079)     (89,190)    (1,592,409)       (836,041)
                           ------------     -----------     -----------   ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,650,417)          20,495       3,261,363       (4,321)       385,717       3,569,920
                           ------------     -----------     -----------   ----------    -----------     -----------
  Net increase (decrease)
   in net assets.........   (1,366,431)        (314,409)     13,922,843      247,084     (3,314,720)       (364,192)
NET ASSETS:
  Beginning of period....   22,849,239       39,886,336      81,208,919    2,643,247     38,142,071      22,407,902
                           ------------     -----------     -----------   ----------    -----------     -----------
  End of period..........  $21,482,808      $39,571,927     $95,131,762   $2,890,331    $34,827,351     $22,043,710
                           ============     ===========     ===========   ==========    ===========     ===========


                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $   422,626
  Capital gains income...      2,316,150
  Net realized gain
   (loss) on security
   transactions..........        (63,281)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (106,000)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,569,495
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      3,412,999
  Net transfers..........       (751,453)
  Surrenders for benefit
   payments and fees.....     (1,059,704)
  Net loan activity......       (386,054)
  Cost of insurance......     (1,144,088)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         71,700
                             -----------
  Net increase (decrease)
   in net assets.........      2,641,195
NET ASSETS:
  Beginning of period....     24,540,832
                             -----------
  End of period..........    $27,182,027
                             ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999


                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment
   income................   $ 1,003,435    $   498,051
  Capital gains income...        49,287      4,831,542
  Net realized gain
   (loss) on security
   transactions..........        (8,622)        24,190
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,290,579)     6,361,493
                            -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (246,479)    11,715,276
                            -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     2,265,567      8,456,024
  Net transfers..........    10,688,936      1,601,175
  Surrenders for benefit
   payments and fees.....      (160,632)    (2,223,564)
  Net loan activity......      (273,041)      (745,624)
  Cost of insurance......      (639,068)    (2,852,500)
                            -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    11,881,762      4,235,511
                            -----------    -----------
  Net increase (decrease)
   in net assets.........    11,635,283     15,950,787
NET ASSETS:
  Beginning of period....     6,849,817     56,789,156
                            -----------    -----------
  End of period..........   $18,485,100    $72,739,943
                            ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                               HARTFORD     HARTFORD                      HARTFORD
                             HARTFORD                          CAPITAL      MORTGAGE                    INTERNATIONAL
                           MONEY MARKET       HARTFORD       APPRECIATION  SECURITIES      HARTFORD     OPPORTUNITIES
                             HLS FUND     ADVISERS HLS FUND    HLS FUND     HLS FUND    INDEX HLS FUND    HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  ------------  -----------  --------------  -------------
OPERATIONS:
  Net investment
   income................  $  1,145,825      $   833,700     $   244,683   $  147,468    $   358,276     $   215,427
  Capital gains income...           579        2,827,247       3,889,973       --            510,748         --
  Net realized gain
   (loss) on security
   transactions..........       --                19,707         144,049       (1,430)         3,462         332,449
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                79,598      17,700,572     (117,153)     5,395,124       5,882,813
                           ------------      -----------     -----------   ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,146,404        3,760,252      21,979,277       28,885      6,267,610       6,430,689
                           ------------      -----------     -----------   ----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    24,230,194        4,995,321       9,387,785      625,063      4,016,335       2,949,287
  Net transfers..........   (19,300,557)       1,297,298      (2,660,260)     426,413      1,537,214      (3,664,980)
  Surrenders for benefit
   payments and fees.....    (3,882,409)      (1,412,715)     (2,246,879)     (24,433)      (836,820)       (610,721)
  Net loan activity......      (461,767)        (488,390)     (1,096,388)      14,463       (289,827)       (396,381)
  Cost of insurance......    (1,509,608)      (1,905,222)     (2,984,592)     (90,981)    (1,392,082)       (796,284)
                           ------------      -----------     -----------   ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (924,147)       2,486,292         399,666      950,525      3,034,820      (2,519,079)
                           ------------      -----------     -----------   ----------    -----------     -----------
  Net increase (decrease)
   in net assets.........       222,257        6,246,544      22,378,943      979,410      9,302,430       3,911,610
NET ASSETS:
  Beginning of period....    22,626,982       33,639,792      58,829,976    1,663,837     28,839,641      18,496,292
                           ------------      -----------     -----------   ----------    -----------     -----------
  End of period..........  $ 22,849,239      $39,886,336     $81,208,919   $2,643,247    $38,142,071     $22,407,902
                           ============      ===========     ===========   ==========    ===========     ===========


                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $   393,538
  Capital gains income...        903,512
  Net realized gain
   (loss) on security
   transactions..........         (9,128)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (98,307)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,189,615
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      3,848,968
  Net transfers..........        (82,113)
  Surrenders for benefit
   payments and fees.....       (655,074)
  Net loan activity......       (390,798)
  Cost of insurance......     (1,127,592)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,593,391
                             -----------
  Net increase (decrease)
   in net assets.........      2,783,006
NET ASSETS:
  Beginning of period....     21,757,826
                             -----------
  End of period..........    $24,540,832
                             ===========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              HARTFORD         HARTFORD
                             GROWTH AND     GLOBAL ADVISERS
                           INCOME HLS FUND     HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT*
                           ---------------  ---------------
OPERATIONS:
  Net investment
   income................    $  --             $   1,108
  Capital gains income...        34,831           15,163
  Net realized gain
   (loss) on security
   transactions..........           101          (19,353)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (106,630)         (18,047)
                             ----------        ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (71,698)         (21,129)
                             ----------        ---------
UNIT TRANSACTIONS:
  Purchases..............       215,854           69,702
  Net transfers..........       385,082          (45,278)
  Surrenders for benefit
   payments and fees.....       (12,485)          (1,399)
  Net loan activity......       (18,211)         (18,252)
  Cost of insurance......       (94,074)         (24,595)
                             ----------        ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       476,166          (19,822)
                             ----------        ---------
  Net increase (decrease)
   in net assets.........       404,468          (40,951)
NET ASSETS:
  Beginning of period....       690,713          192,517
                             ----------        ---------
  End of period..........    $1,095,181        $ 151,566
                             ==========        =========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                              HARTFORD         HARTFORD
                             GROWTH AND     GLOBAL ADVISERS
                           INCOME HLS FUND     HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT*
                           ---------------  ---------------
OPERATIONS:
  Net investment
   income................     $  2,512         $ 11,251
  Capital gains income...        9,577           13,244
  Net realized gain
   (loss) on security
   transactions..........       (8,369)            (515)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (55,879)         (38,282)
                              --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (52,159)         (14,302)
                              --------         --------
UNIT TRANSACTIONS:
  Purchases..............      141,572           55,461
  Net transfers..........      368,157           51,586
  Surrenders for benefit
   payments and fees.....      (16,126)         (23,815)
  Net loan activity......      (42,512)          (4,435)
  Cost of insurance......      (50,918)         (19,235)
                              --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      400,173           59,562
                              --------         --------
  Net increase (decrease)
   in net assets.........      348,014           45,260
NET ASSETS:
  Beginning of period....      342,699          147,257
                              --------         --------
  End of period..........     $690,713         $192,517
                              ========         ========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $   --        $   --        $   295,505   $   243,909     $   118,268
  Capital gains income...       487,311       895,909       830,227       385,533          44,350
  Net realized gain
   (loss) on security
   transactions..........       (26,599)      (77,140)      (29,154)      (37,678)         (8,381)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,130,042)   (1,014,058)   (1,993,443)   (1,716,177)       (281,459)
                            -----------   -----------   -----------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (669,330)     (195,289)     (896,865)   (1,124,413)       (127,222)
                            -----------   -----------   -----------   -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     1,190,987       898,401     2,061,428       668,228         392,980
  Net transfers..........     5,934,841     2,670,129       392,974      (144,582)         33,939
  Surrenders for benefit
   payments and fees.....      (236,684)     (261,773)     (664,731)     (173,733)       (107,659)
  Net loan activity......      (146,200)     (175,579)     (247,805)     (102,727)        (58,615)
  Cost of insurance......      (322,520)     (413,284)     (948,818)     (285,320)       (162,563)
                            -----------   -----------   -----------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     6,420,424     2,717,894       593,048       (38,134)         98,082
                            -----------   -----------   -----------   -----------     -----------
  Net increase (decrease)
   in net assets.........     5,751,094     2,522,605      (303,817)   (1,162,547)        (29,140)
NET ASSETS:
  Beginning of period....     2,500,774     6,291,045    17,658,252     5,262,794       2,876,032
                            -----------   -----------   -----------   -----------     -----------
  End of period..........   $ 8,251,868   $ 8,813,650   $17,354,435   $ 4,100,247     $ 2,846,892
                            ===========   ===========   ===========   ===========     ===========

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $   --        $   --        $   297,954   $    86,020      $   91,022
  Capital gains income...       315,709       181,402     1,122,524       541,692         214,442
  Net realized gain
   (loss) on security
   transactions..........        (7,448)       24,189        (2,104)      (23,715)          6,193
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (801,982)      389,975      (127,570)   (1,845,984)       (428,197)
                            -----------   -----------   -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (493,721)      595,566     1,290,804    (1,241,987)       (116,540)
                            -----------   -----------   -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       410,508       472,973     2,142,511       809,780         379,420
  Net transfers..........     1,023,194     4,415,104    (1,769,904)      142,150        (110,585)
  Surrenders for benefit
   payments and fees.....      (140,406)     (192,562)   (1,095,218)      (90,838)        (40,138)
  Net loan activity......       (90,224)     (153,453)     (240,302)     (289,262)        (52,474)
  Cost of insurance......      (116,783)     (209,326)     (750,950)     (302,335)       (134,627)
                            -----------   -----------   -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,086,289     4,332,736    (1,713,863)      269,495          41,596
                            -----------   -----------   -----------   -----------      ----------
  Net increase (decrease)
   in net assets.........       592,568     4,928,302      (423,059)     (972,492)        (74,944)
NET ASSETS:
  Beginning of period....     1,908,206     1,362,743    18,081,311     6,235,286       2,950,976
                            -----------   -----------   -----------   -----------      ----------
  End of period..........   $ 2,500,774   $ 6,291,045   $17,658,252   $ 5,262,794      $2,876,032
                            ===========   ===========   ===========   ===========      ==========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                              HARTFORD         HARTFORD
                             GROWTH AND     GLOBAL ADVISERS
                           INCOME HLS FUND     HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT*
                           ---------------  ---------------
OPERATIONS:
  Net investment
   income................     $    926         $  2,625
  Capital gains income...        2,132          --
  Net realized gain
   (loss) on security
   transactions..........       (1,830)             131
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       28,644           18,289
                              --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       29,872           21,045
                              --------         --------
UNIT TRANSACTIONS:
  Purchases..............       40,452            3,088
  Net transfers..........      272,319          110,867
  Surrenders for benefit
   payments and fees.....       (1,403)          (2,012)
  Net loan activity......           (4)         --
  Cost of insurance......      (10,287)          (7,309)
                              --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      301,077          104,634
                              --------         --------
  Net increase (decrease)
   in net assets.........      330,949          125,679
NET ASSETS:
  Beginning of period....       11,750           21,578
                              --------         --------
  End of period..........     $342,699         $147,257
                              ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --        $   242,891   $   118,924      $   81,026
  Capital gains income...        2,440        51,503        536,917       191,813         102,633
  Net realized gain
   (loss) on security
   transactions..........        2,099          (575)       (17,317)      529,176           1,290
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      480,688       261,154        269,024     1,340,373         104,976
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      485,227       312,082      1,031,515     2,180,286         289,925
                            ----------    ----------    -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       87,710       149,645      2,479,043     1,231,714         369,373
  Net transfers..........    1,208,187       891,911         44,800    (3,895,647)         99,073
  Surrenders for benefit
   payments and fees.....       (5,049)       (8,029)      (482,465)     (356,160)        (47,199)
  Net loan activity......       (6,915)       (2,839)      (164,909)     (146,964)        (19,055)
  Cost of insurance......      (21,610)      (32,391)      (821,815)     (355,633)       (132,619)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,262,323       998,297      1,054,654    (3,522,690)        269,573
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets.........    1,747,550     1,310,379      2,086,169    (1,342,404)        559,498
NET ASSETS:
  Beginning of period....      160,656        52,364     15,995,142     7,577,690       2,391,478
                            ----------    ----------    -----------   -----------      ----------
  End of period..........   $1,908,206    $1,362,743    $18,081,311   $ 6,235,286      $2,950,976
                            ==========    ==========    ===========   ===========      ==========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
Net investment income....  $   --        $  121,165
Capital gains income.....       56,867       --
Net realized gain (loss)
 on security
 transactions............      531,209        8,213
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period..................     (112,526)     (61,831)
                           -----------   ----------
Net increase (decrease)
 in net assets resulting
 from operations.........      475,550       67,547
                           -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       51,326      226,908
  Net transfers..........     (527,505)      (8,559)
  Surrenders for benefit
   payments and fees.....       19,673      (52,462)
  Net loan activity......       (6,418)     (31,909)
  Cost of insurance......      (24,608)    (108,909)
                           -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (487,532)      25,069
                           -----------   ----------
  Net increase (decrease)
   in net assets.........      (11,982)      92,616
NET ASSETS:
  Beginning of period....      233,350    1,564,984
                           -----------   ----------
  End of period..........  $   221,368   $1,657,600
                           ===========   ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................  $    21,001   $  125,850
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........      972,985       (1,431)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (194,963)    (125,457)
                           -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      799,023       (1,038)
                           -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      137,911      249,060
  Net transfers..........   (2,574,985)      95,078
  Surrenders for benefit
   payments and fees.....      151,409      (23,263)
  Net loan activity......      (21,869)     (28,604)
  Cost of insurance......      (23,379)     (84,833)
                           -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,330,913)     207,438
                           -----------   ----------
  Net increase (decrease)
   in net assets.........   (1,531,890)     206,400
NET ASSETS:
  Beginning of period....    1,765,240    1,358,584
                           -----------   ----------
  End of period..........  $   233,350   $1,564,984
                           ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                           THE GEORGE      PUTNAM VT      PUTNAM VT     PUTNAM VT      PUTNAM VT
                           PUTNAM FUND   GLOBAL ASSET       GLOBAL      GROWTH AND      HEALTH
                            OF BOSTON   ALLOCATION FUND  GROWTH FUND   INCOME FUND   SCIENCES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  ------------  ------------  -------------
OPERATIONS:
Net investment income....   $ 16,427      $   136,777    $   --        $   926,514    $      659
Capital gains income.....     --            1,288,303      6,045,908       646,770       --
Net realized gain (loss)
 on security
 transactions............     (6,446)         (26,818)      (355,623)      (47,806)      (30,574)
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period..................     (7,868)      (2,492,152)   (14,778,201)   (5,069,441)     (297,652)
                            --------      -----------    -----------   -----------    ----------
Net increase (decrease)
 in net assets resulting
 from operations.........      2,113       (1,093,890)    (9,087,916)   (3,543,963)     (327,567)
                            --------      -----------    -----------   -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............    190,794          788,787      2,521,565     6,009,706       246,478
  Net transfers..........     35,156         (702,713)    (1,676,211)   (2,325,688)      (48,334)
  Surrenders for benefit
   payments and fees.....    (13,397)        (308,936)      (736,783)   (2,998,627)      (30,895)
  Net loan activity......     (7,355)         (98,255)      (332,814)     (913,870)        8,606
  Cost of insurance......    (56,544)        (458,165)    (1,125,232)   (2,777,829)      (97,436)
                            --------      -----------    -----------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    148,654         (779,282)    (1,349,475)   (3,006,308)       78,419
                            --------      -----------    -----------   -----------    ----------
  Net increase (decrease)
   in net assets.........    150,767       (1,873,172)   (10,437,391)   (6,550,271)     (249,148)
NET ASSETS:
  Beginning of period....    596,867       12,764,015     30,730,723    57,727,641     1,585,221
                            --------      -----------    -----------   -----------    ----------
  End of period..........   $747,634      $10,890,843    $20,293,332   $51,177,370    $1,336,073
                            ========      ===========    ===========   ===========    ==========

                           THE GEORGE      PUTNAM VT      PUTNAM VT     PUTNAM VT      PUTNAM VT
                           PUTNAM FUND   GLOBAL ASSET       GLOBAL      GROWTH AND      HEALTH
                            OF BOSTON   ALLOCATION FUND  GROWTH FUND   INCOME FUND   SCIENCES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  ------------  ------------  -------------
OPERATIONS:
  Net investment
   income................   $ --          $   233,187    $   310,765   $   952,184    $  --
  Capital gains income...     --            1,217,833      7,744,714     4,483,122       --
  Net realized gain
   (loss) on security
   transactions..........       (452)          (1,195)    (1,316,092)      (73,811)      (78,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     30,285       (2,110,468)   (20,887,023)     (952,574)      224,134
                            --------      -----------    -----------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     29,833         (660,643)   (14,147,636)    4,408,921       145,464
                            --------      -----------    -----------   -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     58,118          993,106      3,906,901     6,418,268       153,574
  Net transfers..........    368,468         (370,762)    (3,673,576)    2,958,957     1,130,597
  Surrenders for benefit
   payments and fees.....     (6,862)        (207,489)    (1,648,895)   (2,399,222)      (15,929)
  Net loan activity......     (5,204)        (106,025)    (1,162,748)     (714,183)      (53,975)
  Cost of insurance......    (15,325)        (428,495)    (1,574,225)   (2,220,114)      (45,982)
                            --------      -----------    -----------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    399,195         (119,665)    (4,152,543)    4,043,706     1,168,285
                            --------      -----------    -----------   -----------    ----------
  Net increase (decrease)
   in net assets.........    429,028         (780,308)   (18,300,179)    8,452,627     1,313,749
NET ASSETS:
  Beginning of period....    167,839       13,544,323     49,030,902    49,275,014       271,472
                            --------      -----------    -----------   -----------    ----------
  End of period..........   $596,867      $12,764,015    $30,730,723   $57,727,641    $1,585,221
                            ========      ===========    ===========   ===========    ==========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  --        $   97,311
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........      769,641        4,632
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       87,477      (76,531)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      857,118       25,412
                            ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       21,940      247,868
  Net transfers..........      886,693     (265,171)
  Surrenders for benefit
   payments and fees.....       12,130      (84,623)
  Net loan activity......          (12)     (21,727)
  Cost of insurance......      (17,555)     (80,513)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      903,196     (204,166)
                            ----------   ----------
  Net increase (decrease)
   in net assets.........    1,760,314     (178,754)
NET ASSETS:
  Beginning of period....        4,926    1,537,338
                            ----------   ----------
  End of period..........   $1,765,240   $1,358,584
                            ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                           THE GEORGE      PUTNAM VT      PUTNAM VT     PUTNAM VT      PUTNAM VT
                           PUTNAM FUND   GLOBAL ASSET       GLOBAL      GROWTH AND      HEALTH
                            OF BOSTON   ALLOCATION FUND  GROWTH FUND   INCOME FUND   SCIENCES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  ------------  ------------  -------------
OPERATIONS:
  Net investment
   income................   $  3,859      $   244,139    $   129,205   $   665,486     $    226
  Capital gains income...        212          685,048      2,690,495     3,320,919       --
  Net realized gain
   (loss) on security
   transactions..........     12,573           21,824        122,593       (46,059)        (260)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (6,653)         504,123     16,269,773    (3,374,389)        (164)
                            --------      -----------    -----------   -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      9,991        1,455,134     19,212,066       565,957         (198)
                            --------      -----------    -----------   -----------     --------
UNIT TRANSACTIONS:
  Purchases..............     21,168        1,129,158      4,444,858     7,009,591       95,416
  Net transfers..........    139,562         (200,249)    (2,017,326)      639,116      124,555
  Surrenders for benefit
   payments and fees.....     (3,201)        (488,684)    (1,005,816)   (2,133,166)     (54,890)
  Net loan activity......       (916)         (74,888)      (614,259)     (621,297)      (2,626)
  Cost of insurance......     (7,551)        (433,657)    (1,410,562)   (2,232,539)     (14,449)
                            --------      -----------    -----------   -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    149,062          (68,320)      (603,105)    2,661,705      148,006
                            --------      -----------    -----------   -----------     --------
  Net increase (decrease)
   in net assets.........    159,053        1,386,814     18,608,961     3,227,662      147,808
NET ASSETS:
  Beginning of period....      8,786       12,157,509     30,421,941    46,047,352      123,664
                            --------      -----------    -----------   -----------     --------
  End of period..........   $167,839      $13,544,323    $49,030,902   $49,275,014     $271,472
                            ========      ===========    ===========   ===========     ========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------
OPERATIONS:
  Net investment
   income................    $ 1,092,539    $   592,988
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........          8,937         65,563
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (804,305)        (8,163)
                             -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        297,171        650,388
                             -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        953,924        928,351
  Net transfers..........        (63,119)       (97,474)
  Surrenders for benefit
   payments and fees.....       (351,187)    (2,254,281)
  Net loan activity......       (173,897)       (81,657)
  Cost of insurance......       (475,549)      (407,029)
                             -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (109,828)    (1,912,090)
                             -----------    -----------
  Net increase (decrease)
   in net assets.........        187,343     (1,261,702)
NET ASSETS:
  Beginning of period....      7,467,192      9,791,724
                             -----------    -----------
  End of period..........    $ 7,654,535    $ 8,530,022
                             ===========    ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------
OPERATIONS:
  Net investment
   income................    $ 1,432,208    $   602,537
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........       (532,251)        11,502
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,780,548)       125,275
                             -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (880,591)       739,314
                             -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      2,063,337        986,714
  Net transfers..........     (4,841,365)      (396,067)
  Surrenders for benefit
   payments and fees.....       (476,663)      (429,788)
  Net loan activity......       (240,071)      (168,864)
  Cost of insurance......       (540,974)      (363,009)
                             -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,035,736)      (371,014)
                             -----------    -----------
  Net increase (decrease)
   in net assets.........     (4,916,327)       368,300
NET ASSETS:
  Beginning of period....     12,383,519      9,423,424
                             -----------    -----------
  End of period..........    $ 7,467,192    $ 9,791,724
                             ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                            PUTNAM VT        PUTNAM VT
                             PUTNAM VT    INTERNATIONAL    INTERNATIONAL                     PUTNAM VT
                           INTERNATIONAL   GROWTH AND    NEW OPPORTUNITIES    PUTNAM VT        MONEY
                            GROWTH FUND    INCOME FUND         FUND         INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -----------------  --------------  -----------
OPERATIONS:
  Net investment
   income................   $    28,043     $   4,648       $  --             $    1,205    $   96,813
  Capital gains income...       877,831        25,438          --                --             --
  Net realized gain
   (loss) on security
   transactions..........       (61,616)          137          (237,647)         (22,761)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,685,590)     (131,921)         (212,152)        (407,077)       --
                            -----------     ---------       -----------       ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,841,332)     (101,698)         (449,799)        (428,633)       96,813
                            -----------     ---------       -----------       ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     1,470,603       143,432           251,740          361,660       237,401
  Net transfers..........     3,394,928       121,898          (818,536)         101,105       807,386
  Surrenders for benefit
   payments and fees.....      (333,618)       (3,197)           (5,523)         (25,880)     (164,497)
  Net loan activity......      (112,603)       (8,146)           14,803           (8,502)      (40,540)
  Cost of insurance......      (395,606)      (35,984)          (73,649)        (102,406)     (150,907)
                            -----------     ---------       -----------       ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,023,704       218,003          (631,165)         325,977       688,843
                            -----------     ---------       -----------       ----------    ----------
  Net increase (decrease)
   in net assets.........     2,182,372       116,305        (1,080,964)        (102,656)      785,656
NET ASSETS:
  Beginning of period....     6,164,464       434,614         2,028,353        1,581,335     2,382,002
                            -----------     ---------       -----------       ----------    ----------
  End of period..........   $ 8,346,836     $ 550,919       $   947,389       $1,478,679    $3,167,658
                            ===========     =========       ===========       ==========    ==========

                                            PUTNAM VT        PUTNAM VT
                             PUTNAM VT    INTERNATIONAL    INTERNATIONAL                     PUTNAM VT
                           INTERNATIONAL   GROWTH AND    NEW OPPORTUNITIES    PUTNAM VT        MONEY
                            GROWTH FUND    INCOME FUND         FUND         INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -----------------  --------------  ------------
OPERATIONS:
  Net investment
   income................   $    17,902     $  11,927       $       937       $  --         $   130,755
  Capital gains income...        77,647        26,144            88,002          --             --
  Net realized gain
   (loss) on security
   transactions..........       142,806        (9,011)          (11,963)          (3,040)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (141,235)      (30,188)       (1,050,855)        (286,707)       --
                            -----------     ---------       -----------       ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        97,120        (1,128)         (973,879)        (289,747)       130,755
                            -----------     ---------       -----------       ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............       328,264        95,655           245,181          378,880        162,760
  Net transfers..........     5,287,606       239,905         1,901,059          648,358        (66,578)
  Surrenders for benefit
   payments and fees.....       (52,962)       (3,624)          (10,805)         (25,293)        (4,719)
  Net loan activity......       (18,087)       (6,497)          (45,785)         (44,709)      (111,192)
  Cost of insurance......       (91,805)      (22,457)          (82,835)         (84,118)      (100,200)
                            -----------     ---------       -----------       ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,453,016       302,982         2,006,815          873,118       (119,929)
                            -----------     ---------       -----------       ----------    -----------
  Net increase (decrease)
   in net assets.........     5,550,136       301,854         1,032,936          583,371         10,826
NET ASSETS:
  Beginning of period....       614,328       132,760           995,417          997,964      2,371,176
                            -----------     ---------       -----------       ----------    -----------
  End of period..........   $ 6,164,464     $ 434,614       $ 2,028,353       $1,581,335    $ 2,382,002
                            ===========     =========       ===========       ==========    ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment
   income................    $   869,372    $  482,299
  Capital gains income...       --             143,890
  Net realized gain
   (loss) on security
   transactions..........         (8,086)       (8,133)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (335,073)     (801,902)
                             -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        526,213      (183,846)
                             -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............      2,509,553     1,482,153
  Net transfers..........      2,683,231     2,191,880
  Surrenders for benefit
   payments and fees.....       (333,995)     (169,634)
  Net loan activity......       (222,215)      (53,643)
  Cost of insurance......       (541,752)     (373,477)
                             -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,094,822     3,077,279
                             -----------    ----------
  Net increase (decrease)
   in net assets.........      4,621,035     2,893,433
NET ASSETS:
  Beginning of period....      7,762,484     6,529,991
                             -----------    ----------
  End of period..........    $12,383,519    $9,423,424
                             ===========    ==========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account. Change effective April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                            PUTNAM VT        PUTNAM VT
                             PUTNAM VT    INTERNATIONAL    INTERNATIONAL                     PUTNAM VT
                           INTERNATIONAL   GROWTH AND    NEW OPPORTUNITIES    PUTNAM VT        MONEY
                            GROWTH FUND    INCOME FUND         FUND         INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -----------------  --------------  -----------
OPERATIONS:
  Net investment
   income................     $--            $--             $     27          $--          $   72,286
  Capital gains income...      --             --              --                --              --
  Net realized gain
   (loss) on security
   transactions..........        5,301            177           1,149              (962)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      189,549         12,287         291,403           184,285         --
                              --------       --------        --------          --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      194,850         12,464         292,579           183,323         72,286
                              --------       --------        --------          --------     ----------
UNIT TRANSACTIONS:
  Purchases..............       38,064         30,798          48,934           116,791        175,971
  Net transfers..........      308,046         76,004         660,415           611,363      1,200,618
  Surrenders for benefit
   payments and fees.....       (3,955)        (2,105)         (2,887)           (7,639)      (136,680)
  Net loan activity......      (11,431)        (2,431)         (7,683)           (3,038)       (17,357)
  Cost of insurance......      (12,864)        (4,393)         (7,849)          (29,422)       (79,379)
                              --------       --------        --------          --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      317,860         97,873         690,930           688,055      1,143,173
                              --------       --------        --------          --------     ----------
  Net increase (decrease)
   in net assets.........      512,710        110,337         983,509           871,378      1,215,459
NET ASSETS:
  Beginning of period....      101,618         22,423          11,908           126,586      1,155,717
                              --------       --------        --------          --------     ----------
  End of period..........     $614,328       $132,760        $995,417          $997,964     $2,371,176
                              ========       ========        ========          ========     ==========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account. Change effective April 9, 1999.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................    $   --
  Capital gains income...       5,921,878
  Net realized gain
   (loss) on security
   transactions..........        (820,198)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (17,333,593)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (12,231,913)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............       4,099,277
  Net transfers..........      (2,774,853)
  Surrenders for benefit
   payments and fees.....      (1,417,545)
  Net loan activity......        (736,099)
  Cost of insurance......      (1,561,194)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,390,414)
                             ------------
  Net increase (decrease)
   in net assets.........     (14,622,327)
NET ASSETS:
  Beginning of period....      41,251,377
                             ------------
  End of period..........    $ 26,629,050
                             ============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................    $   --
  Capital gains income...       4,478,064
  Net realized gain
   (loss) on security
   transactions..........        (263,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (19,136,137)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (14,922,059)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............       4,653,595
  Net transfers..........       3,782,973
  Surrenders for benefit
   payments and fees.....      (2,794,238)
  Net loan activity......      (1,055,559)
  Cost of insurance......      (2,022,723)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,564,048
                             ------------
  Net increase (decrease)
   in net assets.........     (12,358,011)
NET ASSETS:
  Beginning of period....      53,609,388
                             ------------
  End of period..........    $ 41,251,377
                             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                             PUTNAM VT
                            PUTNAM VT       PUTNAM VT        UTILITIES
                            NEW VALUE    OTC & EMERGING     GROWTH AND     PUTNAM VT    PUTNAM VT
                              FUND         GROWTH FUND      INCOME FUND   VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------------  -------------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $   16,587      $  --            $   132,432   $   --       $     82,289
  Capital gains income...      44,629         --                224,054      131,378     16,799,298
  Net realized gain
   (loss) on security
   transactions..........     (43,030)        (358,618)         (32,279)      (6,104)      (462,449)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      22,791       (1,070,855)      (1,384,614)    (613,292)   (35,479,810)
                           ----------      -----------      -----------   ----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      40,977       (1,429,473)      (1,060,407)    (488,018)   (19,060,672)
                           ----------      -----------      -----------   ----------   ------------
UNIT TRANSACTIONS:
  Purchases..............     349,103          387,318          397,571      210,807      6,439,111
  Net transfers..........   1,689,433       (1,427,542)        (768,756)     335,875     (3,277,787)
  Surrenders for benefit
   payments and fees.....    (113,567)         (60,329)        (129,610)     (24,309)    (2,771,157)
  Net loan activity......     (22,366)          12,471          (45,837)        (815)    (1,525,507)
  Cost of insurance......    (122,815)        (124,046)        (206,190)     (76,673)    (3,292,209)
                           ----------      -----------      -----------   ----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,779,788       (1,212,128)        (752,822)     444,885     (4,427,549)
                           ----------      -----------      -----------   ----------   ------------
  Net increase (decrease)
   in net assets.........   1,820,765       (2,641,601)      (1,813,229)     (43,133)   (23,488,221)
NET ASSETS:
  Beginning of period....   1,249,331        4,145,582        5,312,752    1,294,652     86,445,662
                           ----------      -----------      -----------   ----------   ------------
  End of period..........  $3,070,096      $ 1,503,981      $ 3,499,523   $1,251,519   $ 62,957,441
                           ==========      ===========      ===========   ==========   ============

                                                             PUTNAM VT
                            PUTNAM VT       PUTNAM VT        UTILITIES
                            NEW VALUE    OTC & EMERGING     GROWTH AND     PUTNAM VT    PUTNAM VT
                              FUND         GROWTH FUND      INCOME FUND   VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------------  -------------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $    5,119      $  --            $   137,464   $   --       $     32,244
  Capital gains income...      18,127           33,841          242,668        8,644     13,681,198
  Net realized gain
   (loss) on security
   transactions..........    (166,715)        (728,705)           3,606      (34,308)      (526,690)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     146,206       (1,877,615)         351,254     (214,731)   (30,434,528)
                           ----------      -----------      -----------   ----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,737       (2,572,479)         734,992     (240,395)   (17,247,776)
                           ----------      -----------      -----------   ----------   ------------
UNIT TRANSACTIONS:
  Purchases..............      97,262          350,527          408,676      132,372      7,313,840
  Net transfers..........     937,758        2,848,931          207,183    1,255,152        159,170
  Surrenders for benefit
   payments and fees.....       4,058          155,560          (89,394)     (58,653)    (3,611,721)
  Net loan activity......     (22,717)        (116,529)         (76,039)      11,139     (2,018,869)
  Cost of insurance......     (32,672)        (152,318)        (175,091)     (44,444)    (3,628,304)
                           ----------      -----------      -----------   ----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     983,689        3,086,171          275,335    1,295,566     (1,785,884)
                           ----------      -----------      -----------   ----------   ------------
  Net increase (decrease)
   in net assets.........     986,426          513,692        1,010,327    1,055,171    (19,033,660)
NET ASSETS:
  Beginning of period....     262,905        3,631,890        4,302,425      239,481    105,479,322
                           ----------      -----------      -----------   ----------   ------------
  End of period..........  $1,249,331      $ 4,145,582      $ 5,312,752   $1,294,652   $ 86,445,662
                           ==========      ===========      ===========   ==========   ============

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................     $  --
  Capital gains income...         437,296
  Net realized gain
   (loss) on security
   transactions..........          13,486
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      21,241,134
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      21,691,916
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       4,703,703
  Net transfers..........         149,433
  Surrenders for benefit
   payments and fees.....      (1,038,801)
  Net loan activity......        (546,905)
  Cost of insurance......      (1,495,145)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,772,285
                              -----------
  Net increase (decrease)
   in net assets.........      23,464,201
NET ASSETS:
  Beginning of period....      30,145,187
                              -----------
  End of period..........     $53,609,388
                              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                            PUTNAM VT
                            PUTNAM VT       PUTNAM VT       UTILITIES
                            NEW VALUE    OTC & EMERGING    GROWTH AND    PUTNAM VT     PUTNAM VT
                              FUND         GROWTH FUND     INCOME FUND  VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................   $      2       $ --            $  115,864    $ --        $     73,653
  Capital gains income...        341            9,092         121,681      16,964       5,906,409
  Net realized gain
   (loss) on security
   transactions..........       (344)         736,703            (839)      2,078         (54,159)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (4,513)         360,370        (267,639)     47,168      32,497,732
                            --------       ----------      ----------    --------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (4,514)       1,106,165         (30,933)     66,210      38,423,635
                            --------       ----------      ----------    --------    ------------
UNIT TRANSACTIONS:
  Purchases..............     28,774           22,023         458,095      33,693       7,999,040
  Net transfers..........    227,891        2,521,188           4,060     121,046       1,293,445
  Surrenders for benefit
   payments and fees.....        (74)          (4,728)       (145,810)     (2,677)     (2,289,056)
  Net loan activity......        (99)          (2,686)        (29,755)        (58)     (1,195,792)
  Cost of insurance......     (6,613)         (30,104)       (172,471)     (4,323)     (2,956,587)
                            --------       ----------      ----------    --------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    249,879        2,505,693         114,119     147,681       2,851,050
                            --------       ----------      ----------    --------    ------------
  Net increase (decrease)
   in net assets.........    245,365        3,611,858          83,186     213,891      41,274,685
NET ASSETS:
  Beginning of period....     17,540           20,032       4,219,239      25,590      64,204,637
                            --------       ----------      ----------    --------    ------------
  End of period..........   $262,905       $3,631,890      $4,302,425    $239,481    $105,479,322
                            ========       ==========      ==========    ========    ============

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS
                               GLOBAL
                            GROWTH FUND
                           SUB-ACCOUNT**
                           --------------
OPERATIONS:
  Net investment
   income................    $    5,748
  Capital gains income...        70,479
  Net realized gain
   (loss) on security
   transactions..........         2,021
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (150,860)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (72,612)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............         3,109
  Net transfers..........     1,372,458
  Surrenders for benefit
   payments and fees.....        (3,450)
  Net loan activity......           (35)
  Cost of insurance......       (20,724)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,351,358
                             ----------
  Net increase (decrease)
   in net assets.........     1,278,746
NET ASSETS:
  Beginning of period....       --
                             ----------
  End of period..........    $1,278,746
                             ==========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS                     HARTFORD         HARTFORD
                              GLOBAL SMALL      GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                           CAPITALIZATION FUND       FUND        GROWTH FUND       HLS FUND         HLS FUND
                              SUB-ACCOUNT**     SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**     SUB-ACCOUNT**
                           -------------------  --------------  --------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................       $  3,712          $   23,352      $    5,280       $    973         $--
  Capital gains income...         29,454             130,972         301,940            358          --
  Net realized gain
   (loss) on security
   transactions..........            230               2,206           1,739         (2,739)         (136,301)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (66,029)           (222,985)       (444,247)        (6,291)             (693)
                                --------          ----------      ----------       --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (32,633)            (66,455)       (135,288)        (7,699)         (136,994)
                                --------          ----------      ----------       --------         ---------
UNIT TRANSACTIONS:
  Purchases..............          2,745              93,738          54,844          7,374             3,421
  Net transfers..........        627,758           3,598,643       2,214,943        198,004           197,954
  Surrenders for benefit
   payments and fees.....         (1,774)            (29,406)         (1,664)        (2,919)             (159)
  Net loan activity......           (763)           (109,490)         (2,240)       (19,701)              323
  Cost of insurance......        (10,445)            (61,488)        (49,506)        (5,775)          (10,972)
                                --------          ----------      ----------       --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        617,521           3,491,997       2,216,377        176,983           190,567
                                --------          ----------      ----------       --------         ---------
  Net increase (decrease)
   in net assets.........        584,888           3,425,542       2,081,089        169,284            53,573
NET ASSETS:
  Beginning of period....       --                   --              --             --               --
                                --------          ----------      ----------       --------         ---------
  End of period..........       $584,888          $3,425,542      $2,081,089       $169,284         $  53,573
                                ========          ==========      ==========       ========         =========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account VL I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds (the Funds) as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the Contracts, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-48 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
HL Separate Account VL1
  Hartford Bond HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    9,029,461   1.771309     15,993,966      --        4.60%        8.68%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   17,524,585   3.066451     53,738,281      --        0.69%      (12.23)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Money Market
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............   20,739,985   1.507506     31,265,652      --        3.59%        3.87%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   14,773,413   2.540380     37,530,083      --        2.86%       (4.64)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Capital
   Appreciation HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   24,475,470   3.572570     87,440,331      --        0.63%       (6.94)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Mortgage
   Securities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    2,134,544   1.733120      3,699,422      --        5.40%        7.50%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Index HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    9,686,428   2.844242     27,550,545      --        0.82%      (12.31)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   11,248,114   1.600938     18,007,533      --        0.12%      (18.73)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............   10,268,846   2.609041     26,791,841      --        1.56%       (4.04)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Growth and
   Income HLS Fund
    2001 Lowest contract
     charges.............      899,915   1.216983      1,095,181      --       --           (8.02)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Global
   Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      139,545   1.086141        151,566      --        0.49%       (6.25)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Small Company
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............    6,254,249   1.319402      8,251,868      --       --          (14.92)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
  Hartford MidCap HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    4,351,711   2.025330      8,813,650      --       --           (3.62)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Fidelity VIP
   Equity-Income
   Portfolio
    2001 Lowest contract
     charges.............    8,084,359   2.146668     17,354,435      --        1.69%       (4.96)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Fidelity VIP Overseas
   Portfolio
    2001 Lowest contract
     charges.............    2,948,132   1.390795      4,100,247      --        5.25%      (21.17)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Fidelity VIP II Asset
   Manager Portfolio
    2001 Lowest contract
     charges.............    1,588,011   1.792741      2,846,892      --        4.08%       (4.09)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Asia Pacific
   Growth Fund
    2001 Lowest contract
     charges.............       23,476   9.429624        221,368      --       --          (23.76)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Diversified
   Income Fund
    2001 Lowest contract
     charges.............      122,685  13.510984      1,657,600      --        7.22%        3.82%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  The George Putnam Fund
   of Boston
    2001 Lowest contract
     charges.............       63,971  11.687147        747,634      --        2.02%        0.74%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Global Asset
   Allocation Fund
    2001 Lowest contract
     charges.............      537,411  20.265402     10,890,843      --        1.16%       (8.35)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Global Growth
   Fund
    2001 Lowest contract
     charges.............    1,054,091  19.251979     20,293,332      --       --          (29.66)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Growth and
   Income Fund
    2001 Lowest contract
     charges.............    1,946,103  26.297364     51,177,370      --        1.70%       (6.16)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Health
   Sciences Fund
    2001 Lowest contract
     charges.............      110,486  12.092641      1,336,073      --        0.05%      (19.53)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT High Yield
   Fund
    2001 Lowest contract
     charges.............      487,858  15.690083      7,654,535      --       13.40%        3.87%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Income Fund
    2001 Lowest contract
     charges.............      509,995  16.725709      8,530,022      --        6.70%        7.53%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --

_____________________________________ SA-50 ____________________________________

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
  Putnam VT International
   Growth Fund
    2001 Lowest contract
     charges.............      739,032  11.294275      8,346,836      --        0.34%      (20.41)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT International
   Growth and Income Fund
    2001 Lowest contract
     charges.............       56,302   9.785153        550,919      --        0.98%      (20.67)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT International
   New Opportunities Fund
    2001 Lowest contract
     charges.............      108,980   8.693232        947,389      --       --          (28.52)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Investors
   Fund
    2001 Lowest contract
     charges.............      165,280   8.946510      1,478,679      --        0.08%      (24.61)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Money Market
   Fund
    2001 Lowest contract
     charges.............    2,114,074   1.498367      3,167,658      --        3.74%        4.00%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT New
   Opportunities
    2001 Lowest contract
     charges.............    1,336,171  19.929373     26,629,050      --       --          (29.99)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT New Value
   Fund
    2001 Lowest contract
     charges.............      227,355  13.503535      3,070,096      --        0.69%        3.61%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT OTC &
   Emerging Growth Fund
    2001 Lowest contract
     charges.............      231,210   6.504819      1,503,981      --       --          (45.57)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Utilities
   Growth & Income Fund
    2001 Lowest contract
     charges.............      177,728  19.690377      3,499,523      --        3.19%      (22.15)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Vista Fund
    2001 Lowest contract
     charges.............      120,604  10.377065      1,251,519      --       --          (33.40)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Putnam VT Voyager Fund
    2001 Lowest contract
     charges.............    2,122,941  29.655765     62,957,441      --        0.12%      (22.24)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  American Funds Global
   Growth
    2001 Lowest contract
     charges.............    1,539,187   0.830793      1,278,746      --        0.91%      (16.92)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  American Funds Global
   Small Cap
    2001 Lowest contract
     charges.............      672,075   0.870271        584,888      --        1.16%      (12.97)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
  American Funds Growth
   Income
    2001 Lowest contract
     charges.............    3,415,228   1.003020      3,425,542      --        1.49%        0.30%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  American Funds Growth
    2001 Lowest contract
     charges.............    2,627,237   0.792121      2,081,089      --        0.53%      (20.79)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Global Leaders
   HLS Fund
    2001 Lowest contract
     charges.............      199,539   0.848373        169,284      --        1.26%      (15.16)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --
  Hartford Global
   Technology HLS Fund
    2001 Lowest contract
     charges.............       72,675   0.737165         53,573      --       --          (26.28)%
        Highest contract
         charges.........      --          --            --           --       --           --
        Remaining
         contract
         charges.........      --          --            --           --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-52 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As explained in Note 2(b) to the financial statements, effective January 1, 2001, the Company changed its method of accounting for derivatives and hedging activities. Effective April 1, 2001, the Company changed its method of accounting for recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 28, 2002                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------
                                                       2001     2000     1999
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,157   $2,109   $1,935
   Earned premiums and other                              94       97      110
   Net investment income                               1,495    1,326    1,359
   Net realized capital losses                           (91)     (85)      (4)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,655    3,447    3,400
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,703    1,495    1,574
   Insurance expenses and other                          622      600      631
   Amortization of deferred policy acquisition
    costs and present value of future profits            566      604      539
   Dividends to policyholders                             68       67      104
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    2,959    2,766    2,848
 -----------------------------------------------------------------------------
   Income before income tax expense                      696      681      552
   Income tax expense                                     44      194      191
   Income before cumulative effect of accounting
    changes                                              652      487      361
   Cumulative effect of accounting changes, net of
    tax                                                   (6)      --       --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  646   $  487   $  361
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2001       2000
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $18,933 and $14,219)     $ 19,142   $ 14,257
   Equity securities, available for sale, at fair
    value                                                   64         48
   Policy loans, at outstanding balance                  3,278      3,573
   Other investments                                     1,136        784
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     23,620     18,662
 ------------------------------------------------------------------------
   Cash                                                     87         56
   Premiums receivable and agents' balances                 10         15
   Reinsurance recoverables                              1,215      1,257
   Deferred policy acquisition costs and present
    value of future profits                              5,338      4,325
   Deferred income tax                                     (11)       239
   Goodwill                                                189         --
   Other assets                                            724        537
   Separate account assets                             114,261    113,744
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $145,433   $138,835
 ------------------------------------------------------------------------
 LIABILITIES
   Future policy benefits                             $  6,050   $  4,828
   Other policyholder funds                             18,412     14,947
   Other liabilities                                     1,952      2,124
   Separate account liabilities                        114,261    113,744
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    140,675    135,643
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 15
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       1,806      1,045
   Accumulated other comprehensive income (loss)
     Net unrealized capital gains (losses) on
      securities, net of tax                               177         16
     Cumulative translation adjustments                     (2)        --
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME
                                             (LOSS)        175         16
 ------------------------------------------------------------------------
   Retained earnings                                     2,771      2,125
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      4,758      3,192
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $145,433   $138,835
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                             ----------------------------------------
                                                                             Net Gain
                                                             Net Unrealized  on Cash
                                                             Capital Gains    Flow
                                                             (Losses) on     Hedging     Cumulative                    Total
                                       Common  Capital       Securities,     Instruments Translation   Retained      Stockholder's
                                       Stock   Surplus       Net of Tax      Net of Tax  Adjustments   Earnings       Equity
                                                                -----------------------------------------------------------------
                                                                             (In millions)
 2001
 Balance, December 31, 2000             $6       $1,045          $  16         $  --           --         $2,125        $3,192
 Comprehensive income
   Net income                                                                                                646           646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                     (18)           21                                         3
   Net change in unrealized capital
    gains (losses) on securities (3)                               116                                                     116
   Net gain on cash flow hedging
    instruments                                                                   42                                        42
   Cumulative translation adjustments                                                          (2)                          (2)
 Total other comprehensive income                                                                                          159
   Total comprehensive income                                                                                              805
 Capital contribution from parent                   761                                                                    761
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001   $6       $1,806          $ 114         $  63           (2)        $2,771        $4,758
                                       ------------------------------------------------------------------------------------------
 2000
 Balance, December 31, 1999             $6       $1,045          $(255)        $  --           --         $1,823        $2,619
 Comprehensive income
   Net income                                                                                                487           487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                               271                                                     271
 Total other comprehensive income                                                                                          271
   Total comprehensive income                                                                                              758
 Dividends declared                                                                                         (185)         (185)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2000   $6       $1,045          $  16         $  --           --         $2,125        $3,192
                                       ------------------------------------------------------------------------------------------
 1999
 Balance, December 31, 1998             $6       $1,045          $ 184         $  --           --         $1,462        $2,697
 Comprehensive income (loss)
   Net income                                                                                                361           361
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                              (439)                                                   (439)
 Total other comprehensive loss                                                                                           (439)
   Total comprehensive income (loss)                                                                                       (78)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 1999   $6       $1,045          $(255)        $  --           --         $1,823        $2,619
                                       ------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax provision (benefit) of $62, $147 and $(236) for the years ended December 31, 2001, 2000 and 1999, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $23 for the year ended December 31, 2001. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax (losses) realized in net income of $(59), $(55) and $(2) for the years ended December 31, 2001, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                                    2000     1999
                                          -------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $   646  $   487  $   361
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  92       85        4
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                          566      604      539
  Additions to deferred policy
   acquisition costs and present value
   of future profits                         (975)    (916)    (899)
  Depreciation and amortization               (18)     (28)     (18)
  Cumulative effect of adoption of SFAS
   133                                          4       --       --
  Cumulative effect of adoption of EITF
   99-20                                        2       --       --
  Loss due to commutation of reinsurance
   (See Note 9)                                --       --       16
  Decrease (increase) in premiums
   receivable and agents' balances              5       14      (18)
  Increase (decrease) in other
   liabilities                                (84)     375     (303)
  Change in receivables, payables, and
   accruals                                   (72)      53      165
  Increase (decrease) in accrued taxes        115       34     (163)
  Decrease (increase) in deferred income
   tax                                          7       73      241
  Increase in future policy benefits          871      496      797
  Decrease (increase) in reinsurance
   recoverables                                21       32     (318)
  Other, net                                  (75)      24      (79)
                                          -------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES    1,105    1,333      325
                                          -------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (9,766)  (5,800)  (5,753)
  Sales of investments                      4,564    4,230    6,383
  Maturity and principle paydowns of
   fixed maturity investments               2,227    1,521    1,818
  Purchase of Fortis Financial Group         (683)      --       --
  Purchases of affiliates and other            --        5      (25)
                                          -------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES   (3,658)     (44)   2,423
                                          -------------------------
FINANCING ACTIVITIES
  Capital Contributions                       761       --       --
  Dividends paid                               --     (185)      --
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                    1,825   (1,103)  (2,710)
                                          -------------------------
    Net cash provided by (used for)
     financing activities                   2,586   (1,288)  (2,710)
                                          -------------------------
  Net increase (decrease) in cash              33        1       38
  Impact of foreign exchange                   (2)      --       --
  Cash -- beginning of year                    56       55       17
                                          -------------------------
  Cash -- end of year                     $    87  $    56  $    55
                                          -------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $   (69) $   173  $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist acts should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For a discussion of the impact of the September 11 terrorist attack, see Note 3.)

Effective April 1, 2001, the Company adopted EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change. The transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were offsetting gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("OCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133.

Upon adoption, the Company also reclassified $20, net of tax, to Accumulated OCI -- Net Gain on Cash Flow Hedging Instruments from Accumulated OCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain of all derivatives that are designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(e).)

In September 2000, the Financial Accounting Standards Board ("FASB") issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of APB Opinion No. 25" ("FIN 44" or "the Interpretation"). FIN 44 clarifies the application of APB Opinion No. 25 regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination, and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards, and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 2000, Hartford Life adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" ("SAB 101"). SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by adopting these changes in accounting principles.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale by requiring those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of Statement 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS No. 141 eliminates the pooling-of-interests method of accounting for business combinations requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill.

SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Use of the pooling-of-interests method of accounting for those transactions is prohibited. Adoption of SFAS No. 141 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded; however, its fair value is periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested for impairment in the year of adoption, including an initial test performed within six months. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed by the end of the year.

SFAS No. 142 requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. The reassessment must be completed prior to the end of the first quarter of 2002.

All provisions of SFAS No. 142 will be applied beginning January 1, 2002 to goodwill and other intangible assets. Goodwill amortization totaled $4, after-tax, in 2001. Application of the non-amortization provisions of the statement are expected to result in an increase in net income of $6, after tax, in 2002. The Company is in the process of assessing the impacts from the implementation of the other provisions of SFAS No. 142.

(d) INVESTMENTS

Hartford Life's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at the outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(1), $(9) and $2 for the years ended December 31, 2001, 2000 and 1999, respectively. Under the terms of the contracts, the realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

In general, the Company's investments are adjusted for other than temporary impairments when it is determined that the Company is unable to recover its cost basis in the security. Impairment charges are included in net realized capital gains (losses). Factors considered in evaluating whether a decline in value is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial conditions and near-term prospects of the issuer, and (c) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(e) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an "end-user" of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation, or (5) held for other risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in OCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or OCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other risk management purposes are reported in current period earnings as realized capital gains or losses. As of December 31, 2001, the Company carried $113 of derivative assets in other invested assets and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-120% of the inverse changes in the fair value or discounted cash flows of the hedged item. High effectiveness is calculated using a cumulative approach. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign-currency hedge, or as held for other risk management purposes. However, in cases where (1) the host contract is measured at fair value, with changes in fair value reported in current earnings or (2) the Company is unable to reliably identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expires or is sold, terminated, or exercised; or (3) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in OCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness.

Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2001, $1.9 billion of after-tax deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified to earnings during the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/ losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2001, the Company held $2.2 billion in derivative notional value related to strategies categorized as cash-flow hedges. There were no reclassifications from OCI to earnings resulting from the discontinuance of cash-flow hedges during the year ended December 31, 2001.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Effectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2001, the Company held $1.9 billion in derivative notional value related to this strategy. The Company also uses cash-flow hedges, in its anticipated purchase of fixed maturity investments.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2001, the Company held $215 in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to exactly offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2001, the Company held $149 in derivative notional value related to this strategy.

OTHER RISK MANAGEMENT ACTIVITIES

General

The Company's other risk management activities relate to strategies used to meet the following Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. For the year ended December 31, 2001, the Company recognized an after-tax net loss of $14 (reported as realized capital losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2001, the Company held $2.7 billion in derivative notional value related to strategies categorized as Other Risk Management Activities.

Risk Management Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable

Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may be at a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

Other

Periodically, the Company enters into swap agreements that have cash flows based upon the results of a referenced index or asset pool. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2001, the Company held $230 in derivative notional value related to this strategy.

The Company will issue an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 3-5 years. At December 31, 2001, the Company held $803 in derivative notional value related to this strategy.

(f) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder.

(g) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years.

Deferred policy acquisition costs related to investment contracts and universal life type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income. The average rate of assumed future investment yield used in estimating expected gross profits related to variable annuity and variable life business was 9.0% at December 31, 2001 and for all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5.0-8.5%.

Deferred policy acquisition costs related to traditional policies are amortized over the premium paying period of the related policies in proportion to the ratio of the present value of annual expected premium income to the present value of total expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2001        2000        1999
                                                                     -----------------------------
Commissions                                                          $ 976       $ 929       $ 887
Deferred acquisition costs                                            (957)       (916)       (899)
General insurance expenses and other                                   603         587         643
                                                                     -----------------------------
                                INSURANCE EXPENSES AND OTHER         $ 622       $ 600       $ 631
                                                                     -----------------------------

(h) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(i) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $18.4 billion and $14.9 billion for the years ended December 31, 2001 and 2000, respectively, represent policyholder obligations.

The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(j) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts and premiums are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(k) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.

(l) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 14%, 18% and 24% as of December 31, 2001, 2000 and 1999, respectively, of total life insurance in force. Dividends to policyholders were $68, $67 and $104 for the years ended December 31, 2001, 2000 and 1999, respectively. There were no additional amounts of income allocated to participating policyholders.

3. SEPTEMBER 11 TERRORIST ATTACK

As a result of the September 11 terrorist attack, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. FORTIS ACQUISITION

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. Hartford Life Insurance Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis. The purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc was made by Hartford Life and Accident Insurance Company, the Company's parent. The acquisition was accounted for using the purchase method and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

The assets and liabilities acquired in this transaction were generally recorded at estimated fair values as prescribed by applicable purchase accounting rules. In addition, an intangible asset representing the present value of future profits ("PVP") of the acquired business was established in the amount of $605. The PVP is amortized to expense in relation to the estimated gross profits of the underlying insurance contracts, and interest is accreted on the unamortized balance. For the year ended December 31, 2001, amortization of PVP amounted to $66. Goodwill of $169, representing the excess of the purchase price over the amount of net assets (including PVP) acquired, also has been recorded and was being amortized on a straight-line basis until January 1, 2002. (See
Note 2(c)).

The following is detail of the PVP activity as of December 31, 2001:

                                                                     2001
                                                                     ----
BEGINNING PVP BALANCE                                                $ --
Acquisition costs                                                     605
Accretion of interest                                                  29
Amortization                                                          (66)
                                                                     ----
                                          ENDING PVP BALANCE         $568
                                                                     ----

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2001         2000         1999
                                                                   --------------------------------
Interest income from fixed maturities                              $1,105       $  959       $  934
Interest income from policy loans                                     304          305          391
Income from other investments                                          99           75           48
                                                                   --------------------------------
Gross investment income                                             1,508        1,339        1,373
Less: Investment expenses                                              13           13           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,495       $1,326       $1,359
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2001       2000        1999
                                                                   ---------------------------
Fixed maturities                                                   $(52)      $(106)      $(5)
Equity securities                                                  (17)           3         2
Real estate and other                                              (23)           9         1
Change in liability to policyholders for net realized
 capital losses (gains)                                              1            9        (2)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $(91)      $ (85)      $(4)
                                                                   ---------------------------

(c) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2001       2000       1999
                                                                   --------------------------
Gross unrealized capital gains                                     $ 1        $ 2        $ 9
Gross unrealized capital losses                                     (9)        (5)        (2)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (8)        (3)         7
Deferred income taxes                                               (2)        (1)         2
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (6)        (2)         5
Balance -- beginning of year                                        (2)         5          1
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(4)       $(7)       $ 4
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2001        2000        1999
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 497       $ 269       $  48
Gross unrealized capital losses                                     (288)       (231)       (472)
Unrealized capital (gains) losses credited to policyholders          (24)        (10)         24
                                                                   -----------------------------
Net unrealized capital gains (losses)                                185          28        (400)
Deferred income taxes                                                 65          10        (140)
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                    120          18        (260)
Balance -- beginning of year                                          18        (260)        183
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 102       $ 278       $(443)
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                             As of December 31, 2001
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,179        26          (3)       1,202
States, municipalities and political subdivisions                        44         4          (1)          47
International governments                                               312        18          (3)         327
Public utilities                                                        994        14         (26)         982
All other corporate, including international                          8,829       266        (129)       8,966
All other corporate -- asset backed                                   5,816       142        (104)       5,854
Short-term investments                                                1,008        --          --        1,008
Certificates of deposit                                                 503        12         (20)         495
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $18,933      $497       $(288)     $19,142
                                                                   --------------------------------------------

                                                                             As of December 31, 2000
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   185      $ 16       $  --      $   201
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                             895        20          (9)         906
States, municipalities and political subdivisions                        79         5          (1)          83
International governments                                               269         7          (8)         268
Public utilities                                                        557         4         (10)         551
All other corporate, including international                          5,816       102        (153)       5,765
All other corporate -- asset backed                                   5,284       112         (39)       5,357
Short-term investments                                                  750        --          --          750
Certificates of deposit                                                 383         3         (11)         375
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,219      $269       $(231)     $14,257
                                                                   --------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2001 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized            Fair
                                                        Cost              Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,516           $ 2,528
Over one year through five years                         6,762             6,856
Over five years through ten years                        5,229             5,277
Over ten years                                           4,426             4,481
                                                      ----------------------------
                                               TOTAL   $18,933           $19,142
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $4.6 billion, $3.0 billion and $3.4 billion, gross realized capital gains of $83, $29 and $153, and gross realized capital losses (including writedowns) of $135, $126 and $160, respectively. Sales of equity security investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $42, $15 and $7, respectively. Sales of equity security investments for the years ended
December 31, 2000 and 1999 resulted in gross realized capital gains of $5 and $2, respectively. There were no realized gains on sales of equity securities for the year ended December 31, 2001. Sales of equity security investments for the years ended December 31, 2001 and 2000 resulted in gross realized capital losses of $17 and $2, respectively. There were no realized capital losses on sales of equity security investments in 1999.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS
The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $5.1 billion at December 31, 2001 and $3.7 billion at December 31, 2000.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2001 and 2000 by derivative type and strategy is as follows:

                                                                                BY DERIVATIVE TYPE
                                                  -------------------------------------------------------------------------------
                                                  December 31, 2000                      Maturities/           December 31, 2001
                                                   Notional Amount    Additions      Terminations (1)(2)        Notional Amount
                                                  -------------------------------------------------------------------------------
        Caps                                            $  577          $   --              $   --                   $  577
        Floors                                             295              --                  --                      295
        Swaps/Forwards                                   2,618           1,553                 869                    3,302
        Futures                                            144             153                 220                       77
        Options                                             75             869                  50                      894
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

                                                                                    BY STRATEGY
                                                  -------------------------------------------------------------------------------
        Liability                                       $  661          $   17              $    1                   $  677
        Anticipatory                                       144             153                 220                       77
        Asset                                            2,764           2,405                 918                    4,251
        Portfolio                                          140              --                  --                      140
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

    (1) During 2001, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

    (2) When terminating certain hedging relationships, the Company will enter into a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. As of December 31, 2001 and 2000, the Company had notional values for offsetting portfolio strategies of $140 and offsetting asset strategies of $879.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2001 and 2000, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2001 and 2000 were as follows:

                                                           2001      2000
                                                         ------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored)                              $ 1        $3
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored -- asset backed)               53         4
                                                         ------------------
                                                           $54        $7
                                                         ------------------

At December 31, 2001 and 2000, Hartford Life Insurance Company had accepted collateral consisting of cash and U.S. Government securities with a fair value of $142 and $252, respectively. At December 31, 2001 and 2000, only cash collateral of $58 and $31, respectively, was recorded on the balance sheet in short-term investments and other liabilities. While Hartford Life Insurance Company is permitted by contract to sell or repledge the noncash collateral, none of the collateral has been sold or repledged at December 31, 2001 and 2000. As of December 31, 2001 and 2000 all collateral accepted was held in separate custodial accounts.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                               2001               2000
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $19,142   $19,142  $14,257   $14,257
  Equity securities                                           64        64       48        48
  Policy loans                                             3,278     3,278    3,573     3,573
  Other investments                                        1,136     1,136      784       785
LIABILITIES
  Other policyholder funds (1)                            15,648    15,514   11,676    11,305
                                                         ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $114.3 billion and $113.7 billion as of December 31, 2001 and 2000, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.2 billion and $104.1 billion as of December 31, 2001 and 2000, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $10.1 and $9.6 billion as of December 31, 2001 and 2000, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $575 and $697 as of December 31, 2001 and 2000, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees and other revenues were $1.2 billion, $1.3 billion, $1.1 billion in 2001, 2000 and 1999, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.4% and 6.6% as of December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $9.8 billion and $9.4 billion in fixed maturities as of December 31, 2001 and 2000, respectively, and $243 of other invested assets as of December 31, 2001. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $37 and $3 in carrying value and $3.2 billion and $3.5 billion in notional amounts as of December 31, 2001 and 2000, respectively.

9. STATUTORY RESULTS

                                For the years ended December 31,
                              ------------------------------------
                               2001           2000           1999
                              ------------------------------------
Statutory net income          $ (485)        $  283         $  151
                              ------------------------------------
Statutory capital and
 surplus                      $2,412         $1,972         $1,905
                              ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2002, without prior regulatory approval, is estimated to be $241.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus.

10. STOCK COMPENSATION PLANS

The Company's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2001 and 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the year ended December 31, 1999, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

11. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in the Company's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $11, $5 and $6 in 2001, 2000 and 1999, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2001, 2000 and 1999.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $4 in 2001, 2000 and 1999, respectively.

12. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2001, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance greater than 10% of stockholder's equity.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $693, $578 and $397 for the years ended December 31, 2001, 2000 and 1999, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2001           2000           1999
                                                                     ------------------------------------
Gross                                                                $3,152         $2,885         $2,660
Reinsurance assumed                                                      79             44             95
Reinsurance ceded                                                      (980)          (723)          (710)
                                                                     ------------------------------------
                                                         NET         $2,251         $2,206         $2,045
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $101 and $119 in 2001, 2000 and 1999, respectively, and accident and health premium of $418, $429 and $430, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 of premium from HLA in 1999. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

13. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing a separate federal income tax return.
Beginning in 2000, the Company was included in The Hartford's consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999. The Company's effective tax rate was 6%, 28% and 35% in 2001, 2000 and 1999, respectively.

Income tax expense (benefit) is as follows:

                                                                      For the years ended December 31,
                                                                     ----------------------------------
                                                                      2001          2000          1999
                                                                     ----------------------------------
Current                                                              $(202)         $121          $(50)
Deferred                                                               246            73           241
                                                                     ----------------------------------
                                          INCOME TAX EXPENSE         $  44          $194          $191
                                                                     ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2001           2000           1999
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $244           $238           $193
Municipal bond and other tax-exempt income                              (60)           (24)            --
IRS audit settlement (See Note 12(c))                                    --            (24)            --
Tax adjustment                                                         (144)            --             --
Other                                                                     4              4             (2)
                                                                       ----------------------------------
                                                       TOTAL           $ 44           $194           $191
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2001            2000
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 737           $ 749
Financial statement deferred policy acquisition costs and
 reserves                                                              (494)           (112)
Employee benefits                                                        12              (1)
Net unrealized capital losses (gains) on securities                    (102)             (9)
Investments and other                                                  (164)           (388)
                                                              -----------------------------
                                                       TOTAL          $ (11)          $ 239
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $144 and $96 as of December 31, 2001 and 2000, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2001.
14. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $55, $56 and $47 in 2001, 2000 and 1999, respectively.

15. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $14 and $9 in 2001, 2000 and 1999, respectively. Future minimum rental commitments are as follows:

2002                   $     15
2003                         13
2004                         13
2005                         13
2006                         13
Thereafter                   41
                       --------
                TOTAL  $    108
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $11, $10 and $9 in 2001, 2000 and 1999, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). In August 2001, the Company recorded a $130 benefit, primarily the result of the favorable treatment of certain tax matters related to separate account investment activity arising during the 1996-2000 tax years. During 2000, the Company recorded a $24 tax benefit as a result of a settlement with the IRS with respect to certain similar tax matters for the 1993-1995 tax years.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examination and other tax related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2001, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $189. These capital commitments can be called by the partnerships during a 3-6 year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

16. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2001        2000        1999
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  2,114    $  2,068    $  1,884
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
  Other                                                         50          69         112
                                                         ----------------------------------
                                         TOTAL REVENUES   $  3,655    $  3,447    $  3,400
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $    867    $    724    $    699
  Individual Life                                              204         142         169
  COLI                                                         352         366         431
  Other                                                         72          94          60
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,495    $  1,326    $  1,359
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PVP
  Investment Products                                     $    413    $    477    $    411
  Individual Life                                              153         127         128
  COLI                                                          --          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    566    $    604    $    539
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $    111    $    150    $    159
  Individual Life                                               54          38          37
  COLI                                                          17          19          15
  Other                                                       (138)        (13)        (20)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $     44    $    194    $    191
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    375    $    354    $    300
  Individual Life                                              106          70          68
  COLI                                                          36          35          28
  Other                                                        129          28         (35)
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    646    $    487    $    361
                                                         ----------------------------------
ASSETS
  Investment Products                                     $106,497    $106,553    $106,352
  Individual Life                                            9,248       6,558       5,962
  COLI                                                      26,835      23,384      20,198
  Other                                                      2,853       2,340       2,453
                                                         ----------------------------------
                                           TOTAL ASSETS   $145,433    $138,835    $134,965
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,392    $  1,447    $  1,313
    Other                                                      722         621         571
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      2,114       2,068       1,884
                                                         ----------------------------------
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
                                                         ----------------------------------

17. QUARTERLY RESULTS FOR 2001 AND 2000 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                       2001      2000      2001      2000      2001      2000      2001       2000
                                     ------------------------------------------------------------------------------
Revenues                               $879      $838      $931      $831      $917      $919      $928     $  859
Benefits, claims and expenses           685       645       746       682       759       730       769        709
Net income                              135       128       129       130       265       129       117        100
                                     ------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                                                    Amount at
                                                         Fair      which shown
                           Type of Investment   Cost     Value   on Balance Sheet
                                               ----------------------------------
FIXED MATURITIES
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)  $   247  $   260      $   260
  U.S. Government and Government agencies and
   authorities (guaranteed and sponsored) --
   asset backed                                  1,179    1,202        1,202
  States, municipalities and political
   subdivisions                                     44       47           47
  International governments                        312      327          327
  Public utilities                                 994      982          982
  All other corporate, including
   international                                 8,829    8,966        8,966
  All other corporate -- asset backed            5,816    5,854        5,854
  Short-term investments                         1,008    1,008        1,008
  Certificates of deposit                          503      495          495
  Redeemable preferred stock                         1        1            1
                                               ----------------------------------
                       TOTAL FIXED MATURITIES   18,933   19,142       19,142
                                               ----------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                      71       64           64
                                               ----------------------------------
                      TOTAL EQUITY SECURITIES       71       64           64
                                               ----------------------------------
 TOTAL FIXED MATURITIES AND EQUITY SECURITIES   19,004   19,206       19,206
                                               ----------------------------------
Policy Loans                                     3,278    3,278        3,278
                                               ----------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                    256      256          256
  Investment in partnerships and trusts            701      721          721
  Futures, options and miscellaneous                84      159          159
                                               ----------------------------------
                      TOTAL OTHER INVESTMENTS    1,041    1,136        1,136
                                               ----------------------------------
                            TOTAL INVESTMENTS  $23,323  $23,620      $23,620
                                               ----------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                     Deferred
                                      Policy      Future      Other                     Earned         Net
                                    Acquisition   Policy   Policyholder   Policy       Premiums     Investment
Segment                                Costs     Benefits     Funds        Fees       and Other       Income
                                    --------------------------------------------------------------------------

2001
Investment Products                   $3,592      $4,211     $11,106      $1,249        $  (2)        $  867
Individual Life                        1,170         506       2,945         555           15            204
Corporate Owned Life Insurance             8         321       4,120         353           12            352
Other                                     --       1,012         241          --           69             72
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,770      $6,050     $18,412      $2,157        $  94         $1,495
                                    --------------------------------------------------------------------------
2000
                                    --------------------------------------------------------------------------
Investment Products                   $3,292      $3,293     $ 8,287      $1,325        $  19         $  724
Individual Life                        1,033         274       1,984         394            9            142
Corporate Owned Life Insurance            --         283       4,645         390            9            366
Other                                     --         978          31          --           60             94
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,325      $4,828     $14,947      $2,109        $  97         $1,326
                                    --------------------------------------------------------------------------
1999
                                    --------------------------------------------------------------------------
Investment Products                   $3,099      $2,744     $ 8,859      $1,148        $  37         $  699
Individual Life                          914         270       1,880         388           17            169
Corporate Owned Life Insurance            --         321       5,244         399           --            431
Other                                     --         997          21          --           56             60
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,013      $4,332     $16,004      $1,935        $ 110         $1,359
                                    --------------------------------------------------------------------------

                                              Benefits,             Amortization
                                      Net     Claims and Insurance  of Deferred
                                    Realized    Claim    Expenses      Policy
                                    Capital   Adjustment    and     Acquisition   Dividends to
Segment                              Losses    Expenses    Other       Costs      Policyholders
                                    -----------------------------------------------------------
2001
Investment Products                   $ --      $  801     $ 415        $413          $ --
Individual Life                         --         330       128         153             2
Corporate Owned Life Insurance          --         514        84          --            66
Other                                  (91)         58        (5)         --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(91)     $1,703     $ 622        $566          $ 68
                                    -----------------------------------------------------------
2000
                                    -----------------------------------------------------------
Investment Products                   $ --      $  686     $ 401        $477          $ --
Individual Life                         --         216        94         127            --
Corporate Owned Life Insurance          --         545        99          --            67
Other                                  (85)         48         6          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(85)     $1,495     $ 600        $604          $ 67
                                    -----------------------------------------------------------
1999
                                    -----------------------------------------------------------
Investment Products                   $ --      $  660     $ 354        $411          $ --
Individual Life                         --         254        87         128            --
Corporate Owned Life Insurance          --         621        62          --           104
Other                                   (4)         39       128          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $ (4)     $1,574     $ 631        $539          $104
                                    -----------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                         Percentage of
                                                     Gross    Ceded to Other   Assumed From      Net         Amount
                                                     Amount     Companies     Other Companies   Amount   Assumed to Net
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2001
Life insurance in force                             $354,961     $170,359         $43,374      $227,976      19.0%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,637     $    486         $    63      $  2,214       2.8%
Accident and health insurance                            515          494              16            37      43.2%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  3,152     $    980         $    79      $  2,251       3.5%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                             $348,605     $145,529         $10,219      $213,295       4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,414     $    271         $    35      $  2,178       1.6%
Accident and health insurance                            471          452               9            28      32.1%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,885     $    723         $    44      $  2,206       2.0%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                             $307,970     $131,162         $11,785      $188,593       6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,212     $    275         $    84      $  2,021       4.2%
Accident and health insurance                            448          435              11            24      45.8%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,660     $    710         $    95      $  2,045       4.6%
                                                    -------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(2)

     (d)  Form of Flexible Premium Variable Life Insurance Policy.(3)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(4)

     (f)  Certificate of Incorporation of Hartford(5) and Bylaws of
          Hartford.(6)

     (g)  Contracts of Reinsurance.(7)

     (h)  Form of Participation Agreement.(7)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.(8)

---------------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, filed with the Securities and Exchange Commission on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-50280, filed with the Securities and Exchange Commission on November 20, 2000.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-50280, filed on March 16, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 12, 1999.

(8) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

Item 28. Directors and Officers.

NAME                            POSITION WITH HARTFORD
---------------------           ----------------------
David A. Carlson                Vice President
-------------------------------------------------------------------------------------------
Michael B. Cefole               Vice President
-------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Senior Vice President
-------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
-------------------------------------------------------------------------------------------
Timothy M. Fitch                Senior Vice President and Actuary
-------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Senior Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
-------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
-------------------------------------------------------------------------------------------
Susan Hess                      Vice President
-------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
-------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
-------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
-------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President
-------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
-------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
-------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Chief Executive Officer and Chairman of
                                the Board, Director*
-------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
-------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
-------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------------------
Michael J. Roscoe               Vice President
-------------------------------------------------------------------------------------------
David T. Schrandt               Vice President
-------------------------------------------------------------------------------------------
Martin A. Swanson               Vice President
-------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
-------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
-------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
-------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27(s).

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HESCO acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                 Account
               Hartford Life Insurance Company - ICMG Registered Variable Life
                 Separate Account A
               Hartford Life and Annuity Insurance Company - Separate Account
                 VL I
               Hartford Life and Annuity Insurance Company - Separate Account
                 VL II
               Hartford Life and Annuity Insurance Company - ICMG Registered
                 Variable Life Separate Account One

          (b)  Directors and Officers of HESCO

                                                    Positions and Offices
                  Name                                 With Underwriter
                  ----                                 ----------------
              David A. Carlson                 Vice President
              Timothy M. Fitch                 Senior Vice President & Actuary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President, Director
              Joseph F. Mahoney                Vice President
              Thomas M. Marra                  President, Chief Executive Officer and
                                               Chairman of the Board, Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                               Corporate Secretary, Director
              John C. Walters                  Executive Vice President

              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                  SIGNATURES
                                  ----------

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 8th day of April, 2002.

HARTFORD LIFE INSURANCE
COMPANY SEPARATE ACCOUNT VL I
 (Registrant)

 By: Thomas M. Marra
     ------------------------------------
     Thomas M. Marra, President, Chief       *By:  /s/ Marianne O'Doherty
     Executive Officer and Chairman                ----------------------
     of the Board*                                     Marianne O'Doherty
                                                       Attorney-In-Fact
HARTFORD LIFE INSURANCE
COMPANY
 (Depositor)

 By: Thomas M. Marra
     ------------------------------------
     Thomas M. Marra, President Chief
     Executive Officer and Chairman
     of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
    Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board,
    Director*
Christine Hayer Repasy, Senior Vice President,
    General Counsel & Corporate Secretary,      *By:  /s/ Marianne O'Doherty
    Director*                                         ------------------------
John C. Walters, Executive Vice President,                Marianne O'Doherty
    Director*                                             Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
    Director*                                    Date: April 8, 2002
David M. Znamierowski, Senior Vice President &
    Chief Investment Officer, Director*






333-50280

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2     Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.3     Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4     Copy of Power of Attorney.